STATEMENT OF ADDITIONAL INFORMATION

                                USALLIANZ REWARDS
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   May 1, 2000



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, AND AS MAY BE AMENDED FROM TIME TO TIME.


TABLE OF CONTENTS

                                                      Page
Insurance Company ......................................2
Experts ................................................2
Legal Opinions .........................................2
Distributor ............................................2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ....................  2
Calculation of Performance Data ....................... 3
Federal Tax Status .................................... 8
Annuity Provisions ....................................14
Financial Statements ................................. 15

INSURANCE COMPANY

Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz
Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance. On April 1, 1993, the Insurance Company changed its name from North American Life and Casualty Company to its present name.

The Insurance Company is rated A++g by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may represent the ability of a company to make fixed annuity payments from its general account.

EXPERTS


The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1999 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS


Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

DISTRIBUTOR


USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE


The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract owners will continue to hold the Contracts for a certain period of time); 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA


TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the administrative charge, any distribution expense charge, the operating expenses of the underlying Portfolios and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                           P(1+T)n = ERV

where:

           P      = a hypothetical initial payment of $1,000;

           T      = average annual total return;

           N      = number of years;

           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

The USAllianz VIP Money Market Fund ("Money Market Fund"). The Insurance Company may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge, any distribution expense charge and the contract maintenance charge and, in certain instances, the value of the underlying Portfolio's investment securities. Bonus amounts are not reflected in any performance information. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the administrative charge, any distribution expense charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective yield = [(Base Period Return + 1)365/7] - 1.)

OTHER PORTFOLIOS. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Portfolios. Each Portfolio (other than the USAllianz VIP Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                       cd
where:

           a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

           b      = expenses accrued for the period (net of reimbursements);

           c = the average daily number of Accumulation Units outstanding during the period;

           d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any Portfolio (other than the Money Market Fund).





PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from
Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Portfolios have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed. Bonus amounts are not reflected in any performance information.

The Portfolios of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a Rule 12b-1 plan. Class 2 shares have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance. Fund performance for Class 2 shares reflects a "blended" figure combining (a) for periods prior to Class 2's inception on 1/6/99, historical results of Class 1 shares and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects future performance. Effective May 1, 2000, the Templeton Developing Markets Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Developing Markets Equity Fund. The performance shown in the charts below reflect the historical performance of the Templeton Developing Markets Equity Fund.

The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. Chart A is for Contracts with the traditional death benefit and Chart B is for Contracts with the enhanced death benefit. Column I represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). The performance figures in Column II represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Past performance does not guarantee future results.


CHART A
                                                                                        HYPOTHETICAL
Total Return for the periods ended 12/31/99:

                                                              Column I                           Column II
---------------------------------------------------------------------------------------------------------------------------
                                  Inception   One   Three   Five    Ten   Since    One    Three Five    Ten  Since
Variable Option                     Date     Year   Year    Year   Year Inception Year    Year  Year   YearInception
---------------------------------------------------------------------------------------------------------------------------


AIM V.I. Capital Appreciation Fund5/5/1993   34.51%21.26%  22.84%    -   19.96%  42.26%  23.06%23.53%     - 20.32%
AIM V.I. Growth Fund             5/5/1993    25.27%28.24%  26.90%    -   20.55%  33.02%  29.85%27.52%     - 20.91%
AIM V.I. International Equity Fund5/5/1993   44.77%20.31%  19.15%    -   16.45%  52.52%  22.14%19.93%     - 16.87%
AIM V.I. Value Fund              5/5/1993    20.04%24.81%   4.48%    -   20.70%  27.79%  26.51%25.15%     - 21.04%
Alger American Growth Portfolio  1/9/1989    23.80%31.79%  28.20% 20.77% 21.02%  31.55%  33.33%28.80%  20.88%21.08%
Alger American Leveraged AllCap
 Portfolio                      1/25/1995    67.40%46.11%     -      -   43.64%  75.15%  47.38%   -       - 44.05%
Alger American MidCap Growth
 Portfolio                       5/3/1993    21.94%21.64%  23.39%    -   22.36%  29.69%  23.43%24.07%     - 22.68%
Alger American Small
 Capitalization Portfolio       9/21/1988    33.32%18.78%  19.87% 16.15% 18.83%  41.07%  20.66%20.63%  16.28%18.88%
Davis VA Financial Portfolio*    7/1/1999       -     -       -      -   -15.91%    -       -     -       - -8.16%
Davis VA Real Estate Portfolio*  7/1/1999       -     -       -      -   -21.37%    -       -     -       - -13.62%
Davis VA Value Portfolio*        7/1/1999       -     -       -      -   -6.09%     -       -     -       -  1.66%
Franklin Growth and Income
 Securities Fund                1/24/1989    -8.30% 7.78%  13.41%  9.43%  8.73%  -0.55%  10.02%14.34%   9.62 8.92%
Franklin Rising Dividends
 Securities Fund                1/27/1992    -18.93%4.56%  12.82%    -    7.63%  -11.18%  6.92%13.76%     -  8.05%
Franklin Small Cap Fund         11/1/1995    85.97%28.02%     -      -   27.21%  93.72%  29.65%   -       - 28.09%
Franklin U.S. Government Fund   3/14/1989    -17.39%-1.78%  2.88%  4.63%  4.82%  -9.64%   0.88% 4.22%   4.88%4.90%
JP Morgan International
 Opportunities Portfolio         1/3/1995    26.70%10.68%     -      -   11.04%  34.45%  12.82%   -       - 12.06%
JP Morgan US Disciplined Equity
 Portfolio                       1/3/1995     8.84%18.94%     -      -   21.88%  16.59%  20.80%   -       - 22.59%
Mutual Discovery Securities Fund11/8/1996    13.99% 7.89%     -      -    8.15%  21.74%  10.13%   -       - 10.25%
Mutual Shares Securities Fund   11/8/1996     3.80% 6.03%     -      -    6.90%  11.55%   8.34%   -       -  9.05%
Oppenheimer Global
 Securities Fund/VA            11/12/1990    48.14%26.54%  18.88%    -   14.70%  55.89%  28.20%19.68%     - 14.87%
Oppenheimer High Income
 Fund/VA                        4/30/1986    -5.17% 1.24%   7.29% 10.64%  9.76%   2.58%   3.76% 8.44%  10.81%9.82%
Oppenheimer Main Street
 Growth & Income Fund/VA         7/5/1995    11.97%15.15%     -      -   22.88%  19.72%  17.12%   -       - 23.71%
PIMCO VIT High Yield Bond
 Portfolio                      4/30/1998    -7.23%   -       -      -   -4.03%   0.52%     -     -       -  0.72%
PIMCO VIT Stocks PLUS Growth &
 Income Portfolio              12/31/1997     1.25%   -       -      -   14.73%   9.00%     -     -       - 18.11%
PIMCO VIT Total Return Bond
 Portfolio                     12/31/1997    -10.51%  -       -      -    2.00%  -2.76%     -     -       -  1.93%
Seligman Global Technology
 Portfolio                       5/1/1996    107.47%49.22%    -      -   39.83%  115.22% 50.44%   -       - 40.77%
Seligman Small-Cap Value
 Portfolio                       5/1/1998    25.30%   -       -      -    0.81%  33.05%     -     -       -  5.43%
Templeton Developing Markets
 Securities Fund                3/15/1994    44.36%-0.91%   3.63%    -    2.15%  52.11%   1.74% 4.95%     -  3.21%
Templeton Growth Securities
 Fund                           3/15/1994    11.31%10.38%  12.55%    -   11.16%  19.06%  12.53%13.51%     - 11.89%
Templeton Pacific Growth
 Securities Fund                1/27/1992    25.72%-13.89% -5.42%    -    0.09%  33.47%  -10.43%-3.57%    -  0.74&
USAllianz VIP Diversified
 Assets*+                      11/12/1999       -     -       -      -    1.16%     -       -     -       -  1.16%
USAllianz VIP Fixed Income
 Fund*+                        11/12/1999       -     -       -      -   -3.01%     -       -     -       - -3.01%
USAllianz Growth Fund*+        11/12/1999       -     -       -      -    6.24%     -       -     -       -  6.24%
Van Kampen LIT Enterprise
 Portfolio                       4/7/1986    16.04%22.39%  24.62% 14.76% 11.96%  23.79%  24.15%25.28%  14.91%12.04%
Van Kampen LIT Growth & Income
 Portfolio                     12/23/1996    -2.85%12.50%     -      -   12.27%   4.90%  14.57%   -       - 14.32%

+ Calculated with waiver of fees.

* For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

CHART B
                                                                                       HYPOTHETICAL
Total Return for the periods ended 12/31/99:

                                                 Column I                               Column II
----------------------------------------------------------------------------------------------------------------------
                                 Inception One     Three    Five    Ten  Since      One   Three Five    Ten  Since
Variable Option                    Date   Year     Year     Year    Year Inception Year   Year  Year   YearInception
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation
 Fund                           5/5/1993 34.22%  21.01%    22.58%    -  19.72%    41.97% 22.81%23.28%    -  20.08%
AIM V.I. Growth Fund            5/5/1993 25.01%  27.97%    26.64%    -  20.31%    32.76% 29.59%27.26%    -  20.66%
AIM V.I. International Equity
 Fund                           5/5/1993 44.47%  20.06%    18.90%    -  16.22%    52.22% 21.90%19.69%    -  16.64%
AIM V.I. Value Fund             5/5/1993 19.79%  24.55%    24.23%    -  20.45%    27.54% 26.25%24.90%    -  20.80%
Alger American Growth
 Portfolio                      1/9/1989 23.54%  31.52%    27.94% 20.53%20.78%    31.29% 33.06%28.54% 20.64%20.83%
Alger American Leveraged
 AllCap Portfolio              1/25/1995 67.05%  45.81%       -      -  43.35%    74.80% 47.08%   -      -  43.76%
Alger American MidCap Growth
 Portfolio                      5/3/1993 21.68%  21.39%    23.14%    -  22.11%    29.43% 23.18%23.18%    -  22.43%
Alger American Small
 Capitalization Portfolio      9/21/1988 33.04%  18.54%    19.63% 15.92%18.59%    40.79% 20.42%20.39% 16.05%18.64%
Davis VA Financial Portfolio*   7/1/1999    -       -         -      -  -16.00%      -      -     -      -  -8.25%
Davis VA Real Estate Portfolio* 7/1/1999    -       -         -      -  -21.45%      -      -     -      -  -13.70%
Davis VA Value Portfolio*       7/1/1999    -       -         -      -  -6.20%       -      -     -      -   1.55%
Franklin Growth and Income
 Securities Fund               1/24/1989 -8.50%   7.55%    13.18%  9.20% 8.63%    -0.75%  9.80%14.11%  9.40% 8.70%
Franklin Rising Dividends
 Securities Fund               1/27/1992 -19.11%  4.33%    12.58%    -   7.41%    -11.36% 6.71%13.53%    -   7.84%
Franklin Small Cap Fund        11/1/1995 85.58%  27.75%       -      -  26.95%    93.33% 29.39%   -      -  27.84%
Franklin U.S. Government Fund  3/14/1989 -17.57% -2.00%     2.66%  4.42% 4.61%    -9.82%  0.68% 4.01%  4.67% 4.69%
JP Morgan International
 Opportunities Portfolio        1/3/1995 26.43%  10.44%       -      -  10.81%    34.18% 12.59%   -      -  11.83%
JP Morgan US Disciplined Equity
 Portfolio                      1/3/1995  8.61%  18.70%       -      -  21.63%    16.36% 20.56%   -      -  22.35%
Mutual Discovery Securities
 Fund                          11/8/1996 13.74%   7.66%       -      -   7.92%    21.49%  9.91%   -      -  10.03%
Mutual Shares Securities Fund  11/8/1996  3.58%   5.81%       -      -   6.68%    11.33%  8.13%   -      -   8.84%
Oppenheimer Global Securities
 Fund/VA                      11/12/1990 47.83%  26.28%    18.63%    -  14.47%    55.58% 27.94%19.44%    -  14.64%
Oppenheimer High Income
 Fund/VA                       4/30/1986 -5.37%   1.02%     7.07% 10.42% 9.54%     2.38%  3.55% 8.22% 10.59% 9.60%
Oppenheimer Main Street
 Growth & Income Fund/VA        7/5/1995 11.73%  14.90%       -      -  22.62%    19.48% 16.89%   -      -  23.47%
PIMCO VIT High Yield Bond
 Portfolio                     4/30/1998  7.43%     -         -      -  -4.24%     0.32%    -     -      -   0.51%
PIMCO VIT Stocks PLUS Growth &
 Income Portfolio             12/31/1997  1.03%     -         -      -  14.49%     8.78%    -     -      -  17.87%
PIMCO VIT Total Return Bond
 Portfolio                    12/31/1997 -10.70%    -         -      -  -2.21%    -2.95%    -     -      -   1.72%
Seligman Global Technology
 Portfolio                      5/1/1996 107.04% 48.91%       -      -  39.54%    114.79%50.14%   -      -  40.49%
Seligman Small-Cap Value
 Portfolio                      5/1/1998 25.03%     -         -      -   0.60%    32.78%    -     -      -   5.21%
Templeton Developing Markets
 Securities Fund               3/15/1994 44.06%  -1.13%     3.41%    -   1.93%    51.81%  1.54% 4.74%    -   3.01%
Templeton Growth Securities
 Fund                          3/15/1994 11.07%  10.15%    12.31%    -  10.93%    18.82% 12.30%13.28%    -  11.67%
Templeton Pacific Growth
 Securities Fund               1/27/199225.45%-14.08%      -5.63%    -            -0.12% 33.20%-10.61%-3.76%-0.54%
USAllianz VIP Diversified
 Assets*+                     11/12/1999    -       -         -      -  -6.59%       -      -     -      -   1.14%
USAllianz VIP Fixed Income
 Fund*+                       11/12/1999    -       -         -      -  -10.76%      -      -     -      -  -3.04%
USAllianz Growth Fund*+       11/12/1999    -       -         -         -1.51%       -      -     -      -   6.21%
Van Kampen LIT Enterprise
 Portfolio                      4/7/1986 15.79%  22.14%    24.37% 14.53%11.74%    23.54% 23.90%25.03% 14.68%11.81%
Van Kampen LIT Growth & Income
 Portfolio                    12/23/1996 -3.06%  12.27%       -      -  12.04%     4.69% 14.34%   -      -  14.10%

+ Calculated with waiver of fees.

* For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

FEDERAL TAX STATUS


Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contract will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF SURRENDERS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Surrendered earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Insurance Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Insurance Company specifically consents to be bound.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain Non-Qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.



B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in ligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Surrenders - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF SURRENDERS - QUALIFIED CONTRACTS

In the case of a surrender under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.




TAX-SHELTERED ANNUITIES - SURRENDER LIMITATIONS

The Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

ANNUITY PROVISIONS


FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The fixed Account Value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Sub-Account the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Sub-Account by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Sub-Account remains unchanged unless the Contract Owner elects to transfer between Sub-Accounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Sub-Account. The Annuity Payment in each Sub-Account is determined by multiplying the number of Annuity Units then allocated to such Sub-Amount by the Annuity Unit value for that Sub-Account. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

a. the value of the Annuity Unit for the immediately preceding valuation period.

b. multiplied by the Net Investment Factor for the current valuation period;

c. divided by the Assumed Net Investment Factor (see below) for the valuation period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Company may agree to use a different rate (which will never exceed 7%).

FINANCIAL STATEMENTS

The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999 are also included herein.








                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 1999


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.



                                                                    KPMG LLP



Minneapolis, Minnesota
February 4, 2000


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
December 31, 1999
(In thousands)

                                                      AIM                Alger         Alger American     Franklin Global
                                                 V.I. Growth        American Growth       Leveraged       Communications
                                                     Fund                 Fund           AllCap Fund      Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM V.I. Growth Fund,
   Class 1 - 306 shares, cost $9,508           $9,867        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Growth Fund,
   Class 1 - 162 shares, cost $9,957                -        -    10,442         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Leveraged AllCap Fund,
   Class 1 - 129 shares, cost $6,851                -        -         -         -     7,507        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Franklin Global Communications Securities Fund,
   Class 1 - 36,310 shares, cost $609,001           -        -         -         -         -        -   902,669         -
   Class 2 - 20 shares, cost $420                   -        -         -         -         -        -         -       491
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    9,867        -    10,442         -     7,507        -   902,669       491
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -         4         -         3        -     (215)         -
  Valuemark IV                                       3        -         4         -         3        -      (13)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         2
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -      (26)         -
  Valuemark IV                                       -        -         -         -         -        -       (1)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8        -         9         -         6        -     (255)         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                      $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,833        -     5,894         -     4,137        -   844,307         -
  Valuemark IV (note 5)                          4,026        -     4,535         -     3,364        -    54,724         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -       213
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -       275
 Contracts in annuity payment period (note 2)        -        -         4         -         -        -     3,893         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                Franklin Global
                                                  Health Care      Franklin Growth      Franklin High     Franklin Income
                                                Securities Fund     and Income Fund      Income Fund       Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Global Health Care Securities Fund,
   Class 1 - 1,081 shares, cost $10,216        $10,611        -         -         -         -        -         -         -
   Class 2 - 8 shares, cost $75                      -       83         -         -         -        -         -         -
  Franklin Growth and Income Fund,
   Class 1 - 49,294 shares, cost $796,041            -        -   876,439         -         -        -         -         -
   Class 2 - 45 shares, cost $846                    -        -         -       789         -        -         -         -
  Franklin High Income Fund,
   Class 1 - 28,876 shares, cost $361,738            -        -         -         -   284,716        -         -         -
   Class 2 - 46 shares, cost $506                    -        -         -         -         -      448         -         -
  Franklin Income Securities Fund,
   Class 1 - 48,865 shares, cost $748,259            -        -         -         -         -        -   717,826         -
   Class 2 - 89 shares, cost $1,388                  -        -         -         -         -        -         -     1,303
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,611       83   876,439       789   284,716      448   717,826     1,303
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -        97         -        34        -       183         -
  Valuemark IV                                       5        -        10         -         9        -         9         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Accrued administrative charges:
 Valuemark II & III                                  1        -        11         -         4        -        22         -
 Valuemark IV                                        1        -         1         -         1        -         1         -
 Valuemark Charter Traditional                       -        -         -         1         -        -         -         -
 Valuemark Charter Enhanced                          -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11        -       119         6        48        1       215         5
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $6,088        -   722,583         -   198,407        -   606,369         -
  Valuemark IV (note 5)                          4,512        -   144,218         -    85,209        -   105,486         -
  Valuemark Charter Traditional (note 6)             -       33         -       545         -      429         -     1,206
  Valuemark Charter Enhanced (note 6)                -       50         -       238         -       18         -        92
 Contracts in annuity payment period (note 2)        -        -     9,519         -     1,052        -     5,756         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin                               Franklin
                                               Large Cap Growth     Franklin Money    Natural Resources    Franklin Real
                                                Securities Fund       Market Fund      Securities Fund       Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Large Cap Growth Securities Fund,
   Class 1 - 17,954 shares, cost $269,731     $378,462        -         -         -         -        -         -         -
   Class 2 - 26 shares, cost $458                    -      542         -         -         -        -         -         -
  Franklin Money Market Fund,
   Class 1 - 337,544 shares, cost $337,544           -        -   337,544         -         -        -         -         -
   Class 2 - 8,602 shares, cost $8,602               -        -         -     8,602         -        -         -         -
  Franklin Natural Resources Securities Fund,
   Class 1 - 3,604 shares, cost $39,973              -        -         -         -    39,395        -         -         -
   Class 2 - 6 shares, cost $68                      -        -         -         -         -       68         -         -
  Franklin Real Estate Fund,
   Class 1 - 9,912 shares, cost $176,899             -        -         -         -         -        -   147,887         -
   Class 2 - 30 shares, cost $443                    -        -         -         -         -        -         -       443
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   378,462      542   337,544     8,602    39,395       68   147,887       443
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                98        -       217         -         6        -         9         -
  Valuemark IV                                      11        -         8         -         5        -         6         -
  Valuemark Charter Traditional                      -        5         -        26         -        -         -         -
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                12        -        26         -         1        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  122        6       252        29        13        -        17         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $219,679        -   258,373         -    32,615        -   115,525         -
  Valuemark IV (note 5)                        151,537        -    77,050         -     6,761        -    31,567         -
  Valuemark Charter Traditional (note 6)             -      392         -     8,557         -       62         -       429
  Valuemark Charter Enhanced (note 6)                -      144         -        16         -        6         -        14
 Contracts in annuity payment period (note 2     7,124        -     1,869         -         6        -       778         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                               Franklin Rising         Franklin           Franklin            Franklin
                                                  Dividends           S & P 500          Small Cap        U.S. Government
                                                Securities Fund       Index Fund            Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Rising Dividends Securities Fund,
   Class 1 - 29,867 shares, cost $417,038     $406,493        -         -         -         -        -         -         -
   Class 2 - 40 shares, cost $626                    -      549         -         -         -        -         -         -
  Franklin S&P 500 Index Fund
   Class 1 - 1,343 shares, cost $13,794              -        -    14,180         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Small Cap Fund,
   Class 1 - 17,248 shares, cost $244,267            -        -         -         -  463,443         -        -          -
   Class 2 - 37 shares, cost $701                    -        -         -         -         -     985          -        -
  Franklin U.S. Government Fund,
   Class 1 - 39,076 shares, cost $509,643           -         -         -         -         -        -   460,317         -
   Class 2 - 159 shares, cost $2,127                 -       -          -         -         -        -         -    1,878
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   406,493      549    14,180         -   463,443      985   460,317     1,878
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                54        -         4         -       118        -        18         -
  Valuemark IV                                       8        -         6         -        10        -         8         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 6        -         1         -        14        -         2         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   69        3        12         -       143        2        29        14
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $325,172        -     7,613         -   302,040        -   388,862         -
  Valuemark IV (note 5)                         77,429        -     6,555         -   154,275        -    70,974         -
  Valuemark Charter Traditional (note 6)             -      340         -         -         -      904         -     1,647
  Valuemark Charter Enhanced (note 6)                -      206         -         -         -       79         -       217
 Contracts in annuity payment period (note 2)    3,823        -         -         -     6,985        -       452         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Value Securities Fund
   Class 1 - 1,349 shares, cost $10,759        $10,660        -         -         -         -        -         -         -
   Class 2 - 17 shares, cost $131                    -      130         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2000
   Class 1 - 4,724 shares, cost $65,759              -        -    59,382         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2005
   Class 1 - 4,097 shares, cost $63,136              -        -         -         -    59,443        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2010
   Class 1 - 4,292 shares, cost $71,092              -        -         -         -         -        -    60,739         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,660      130    59,382         -    59,443        -    60,739         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                37        -         6         -         6        -         5         -
  Valuemark IV                                       5        -         5         -         6        -         5         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 4        -         1         -         1        -         1         -
  Valuemark IV                                       -        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   46        1        13         -        14        -        12         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,614        -    53,526         -    46,679        -    44,759         -
  Valuemark IV (note 5)                          4,657        -     5,831         -    12,750        -    15,961         -
  Valuemark Charter Traditional (note 6)             -      108         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       21         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      343        -        12         -         -        -         7         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Discovery Securities Fund,
   Class 1 - 14,046 shares, cost $164,635    $190,610         -         -         -         -        -         -         -
   Class 2 - 30 shares, cost $365                    -      413         -         -         -        -         -         -
  Mutual Shares Securities Fund,
   Class 1 - 31,789 shares, cost $370,341            -        -   420,567         -         -        -         -         -
   Class 2 - 74 shares, cost $939                    -        -         -       980         -        -         -         -
  Templeton Developing Markets Equity Fund,
   Class 1 - 17,079 shares, cost $167,971            -        -         -         -   179,157        -         -         -
   Class 2 - 33 shares, cost $328                    -        -         -         -         -      346         -         -
  Templeton Global Asset Allocation Fund,
   Class 1 - 4,909 shares, cost $59,592              -        -         -         -         -        -    57,979         -
   Class 2 - 4 shares, cost $54                      -        -         -         -         -        -         -        52
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   190,610      413   420,567       980   179,157      346    57,979        52
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                95        -       146         -        46        -        71         -
  Valuemark IV                                       9        -        14         -         7        -         6         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                11        -        18         -         6        -         9         -
  Valuemark IV                                       1        -         2         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  116        2       180         5        60        4        87         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $79,396        -   164,442         -   136,842        -    36,071         -
  Valuemark IV (note 5)                        106,824        -   249,799         -    41,093        -    20,133         -
  Valuemark Charter Traditional (note 6)             -      275         -       875         -      253         -        36
  Valuemark Charter Enhanced (note 6)                -      136         -       100         -       89         -        16
 Contracts in annuity payment period (note 2)    4,274        -     6,146         -     1,162        -     1,688         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton          Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund       Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Global Growth Fund,
   Class 1 - 42,714 shares, cost $548,058     $667,615        -         -         -         -        -         -         -
   Class 2 - 86 shares, cost $1,294                  -    1,339         -         -         -        -         -         -
  Templeton Global Income Securities Fund,
   Class 1 - 7,339 shares, cost $92,234              -        -    81,239         -         -        -         -         -
   Class 2 - 40 shares, cost $464                    -        -         -       442         -        -         -         -
  Templeton International Equity Fund,
   Class 1 - 40,536 shares, cost $579,632            -        -         -         -   727,623        -         -         -
   Class 2 - 181 shares, cost $3,112                 -        -         -         -         -    3,232         -         -
  Templeton International Smaller Companies Fund,
   Class 1 - 2,014 shares, cost $21,792              -        -         -         -         -        -    22,297         -
   Class 2 - 5 shares, cost $56                      -        -         -         -         -        -         -        58
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   667,615    1,339    81,239       442   727,623    3,232    22,297        58
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                               225        -         8         -       170        -        11         -
  Valuemark IV                                      11        -         5         -         9        -         5         -
  Valuemark Charter Traditional                      -       12         -         1         -       30         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Accrued administrative charges:
  Valuemark II & III                                27        -         1         -        21        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  264       14        15         1       201       34        18         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $484,117        -    70,284         -   628,777        -    11,825         -
  Valuemark IV (note 5)                        174,453        -    10,843         -    95,194        -     9,864         -
  Valuemark Charter Traditional (note 6)             -    1,012         -       435         -    2,895         -         4
  Valuemark Charter Enhanced (note 6)                -      313         -         6         -      303         -        51
 Contracts in annuity payment period (note 2)    8,781        -        97         -     3,451        -       590         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified    VIP Fixed Income       VIP Growth
                                                     Fund             Assets Fund           Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   Class 1 - 8,732 shares, cost $84,474        $88,975        -         -         -         -        -         -         -
   Class 2 - 11 shares, cost $111                    -      112         -         -         -        -         -         -
  USAllianz VIP Diversified Assets Fund,
   Class 1 - 10 shares, cost $102                    -        -       103         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Fixed Income Fund,
   Class 1 - 13 shares, cost $131                    -        -         -         -       129        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Growth Fund,
   Class 1 - 31 shares, cost $317                    -        -         -         -         -        -       331         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    88,975      112       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                21        -         -         -         -        -         -         -
  Valuemark IV                                       6        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 2        -         -         -         -        -         -         -
  Valuemark IV                                       1        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   30        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $77,144        -        88         -       124        -       226         -
  Valuemark IV (note 5)                         11,295        -        15         -         5        -       105         -
  Valuemark Charter Traditional (note 6)             -       63         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       48         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      506        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                                          $7,694,647    23,285
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                                                                       1,485         -
  Valuemark IV                                                                                               185         -
  Valuemark Charter Traditional                                                                                -       116
  Valuemark Charter Enhanced                                                                                   -         9
 Accrued administrative charges:
  Valuemark II & III                                                                                         180         -
  Valuemark IV                                                                                                24         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          1,874       134
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                            $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                                                                      $5,883,411         -
  Valuemark IV (note 5)                                                                                1,741,044         -
  Valuemark Charter Traditional (note 6)                                                                       -    20,713
  Valuemark Charter Enhanced (note 6)                                                                          -     2,438
 Contracts in annuity payment period (note 2)                                                             68,318         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                                                         $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1999
(In thousands)

                                                                         Alger              Alger             Franklin
                                                      AIM           American Growth  American Leverage  Global Communications
                                               V.I. Growth Fund          Fund          AllCap Fund         Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $11        -         -         -         -        -    30,155        10
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                 4        -         5         -         3        -     9,416         -
  Valuemark IV                                       3        -         4         -         3        -       481         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -     1,130         -
  Valuemark IV                                       -        -         -         -         -        -        54         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       8        -        10         -         6        -    11,081         2
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        3        -       (10)        -        (6)       -    19,074         8
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                   201        -         -         -         -        -    73,027        25
 Realized gains (losses) on sales of
 investments, net                                    4        -         -         -        17        -    57,739        (2)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        205        -         -         -        17        -   130,766        23
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    359        -       484         -       656        -   108,627        70
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
  appreciation (depreciation) on
  investments, net                                 564        -       484         -       673        -   239,393        93
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  $567        -       474         -       667        -   258,467       101
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                              Global Health Care   Growth and Income     High Income      Income Securities
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $23        -    38,834        22    77,709      105    74,850        44
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                74        -    11,011         -     3,263        -     9,791         -
  Valuemark IV                                      45        -     1,986         -     1,231        -     1,485         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 9        -     1,321         -       392        -     1,175         -
  Valuemark IV                                       5        -       222         -       138        -       166         -
  Valuemark Charter Traditional                      -        -         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     133        -    14,540         6     5,024        1    12,617         5
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (110)       -    24,294        16    72,685      104    62,233        39
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -   108,254        62    11,372       13    26,820        16
 Realized gains (losses) on sales of
 investments, net                                 (444)       -    72,697       (27)  (13,505)     (60)   18,957         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (444)       -   180,951        35    (2,133)     (47)   45,777        16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                   (413)       8  (203,466)      (57)  (74,035)     (58) (135,753)      (85)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (857)        8  (22,515)      (22)  (76,168)    (105)  (89,976)      (69)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($967)        8    1,779        (6)   (3,483)      (1)  (27,743)      (30)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Large Cap Growth      Money Market     Natural Resources      Real Estate
                                                Securities Fund          Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $1,404        1    16,250       111       684        1    16,917         5
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             2,414        -     3,641         -       464        -     2,022         -
  Valuemark IV                                   1,569        -       869         -        88        -       503         -
  Valuemark Charter Traditional                      -        4         -        25         -        -         -         1
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               290        -       437         -        56        -       243         -
  Valuemark IV                                     176        -        97         -        10        -        56         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   4,449        5     5,044        28       618        -     2,824         1
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (3,045)      (4)   11,206        83        66        1    14,093         4
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -        -         -    23,442         7
 Realized gains (losses) on sales of
 investments, net                               14,374       94         -         -    (9,180)     (11)     (920)        -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     14,374       94         -         -    (9,180)     (11)   22,522         7
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 74,106       84         -         -    20,689        1   (51,341)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               88,480      178         -         -    11,509      (10)  (28,819)        7
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                               $85,435      174    11,206        83    11,575       (9)  (14,726)       11
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Rising Dividends      S&P 500 Index        Small Cap        U.S. Government
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $8,456        5         -         -     1,420        -    73,938       257
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             5,510        -         6         -     2,642        -     5,965         -
  Valuemark IV                                   1,184        -         6         -     1,255        -       909         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                               661        -         1         -       317        -       716         -
  Valuemark IV                                     133        -         1         -       141        -       102         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   7,488        3        14         -     4,355        2     7,692        14
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      968        2       (14)        -    (2,935)      (2)   66,246       243
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                84,717       53         -         -       198        -         -         -
 Realized gains (losses) on sales of
 investments, net                               36,917       (1)        -         -    15,350        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    121,634       52         -         -    15,548        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments               (184,821)     (77)      386         -   211,659      284   (82,778)     (250)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                              (63,187)     (25)      386         -   227,207      287   (79,382)     (270)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              ($62,219)     (23)      372         -   224,272      285   (13,136)      (27)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $27        -    10,170         -     8,132        -     8,748         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                91        -       784         -       693        -       719         -
  Valuemark IV                                      52        -        64         -       159        -       211         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                                11        -        94         -        83        -        86         -
  Valuemark IV                                       6        -         7         -        18        -        24         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     160        1       949         -       953        -     1,040         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (133)      (1)    9,221         -     7,179        -     7,708         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -     1,456         -       407        -     2,122         -
 Realized gains (losses) on sales
 of investments, net                              (411)      (7)      471         -     1,372        -       322         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (411)      (7)    1,927         -     1,779        -     2,444         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    309        -   (10,114)        -   (14,138)       -   (21,090)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (102)      (7)   (8,187)         -  (12,359)       -   (18,646)        -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($235)      (8)    1,034          -   (5,180)       -   (10,938)        -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $5,527        6    11,481        11     3,258        2     4,363         3
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,136        -     2,422         -     1,619        -       586         -
  Valuemark IV                                   1,340        -     3,346         -       448        -       265         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Administrative charges:
  Valuemark II & III                               136        -       291         -       194        -        70         -
  Valuemark IV                                     150        -       375         -        50        -        30         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   2,762        2     6,434         5     2,311        4       951         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    2,765        4     5,047         6       947       (2)    3,412         3
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -         -        -     4,294         3
 Realized gains (losses) on sales
 of investments, net                               877        -    10,361        (2)  (14,723)     263       217         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        877        -    10,361        (2)  (14,723)     263     4,511         3
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,265       48    32,828        41    81,897       18    (4,595)       (2)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               34,142       48    43,189        39    67,174      281       (84)        1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $36,907       52    48,236        45    68,121      279      3,328        4
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton           Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund        Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $14,804       17     8,318        20    43,449      147       658         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             6,443        -     1,175         -     8,528        -       158         -
  Valuemark IV                                   2,090        -       155         -     1,149        -       126         -
  Valuemark Charter Traditional                      -       12         -         1         -       29         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Administrative charges:
  Valuemark II & III                               773        -       141         -     1,023        -        19         -
  Valuemark IV                                     234        -        17         -       129        -        14         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   9,540       14     1,488         1    10,829       33       317         3
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    5,264        3     6,830        19    32,620      114       341        (3)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                71,620       82         -         -    22,510       56         -         -
 Realized gains (losses) on sales
 of investments, net                            29,748      235    (2,393)        -    57,375      870      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    101,368      317    (2,393)        -    79,885      926      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 10,044       45   (12,888)      (22)   51,890      120     4,893         2
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                         111,412      362   (15,281)      (22)  131,775     1,046    3,945       139
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              $116,676      365    (8,451)       (3)  164,395     1,160    4,286       136
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified     VIP Fixed Income       VIP Growth
                                                     Fund            Assets Fund             Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $907        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,051        -         -         -         -        -         -         -
  Valuemark IV                                     111        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               126        -         -         -         -        -         -         -
  Valuemark IV                                      12        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,300        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (393)       -         -         -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distribution
 on mutual funds                                     -        -         -         -         -        -         -         -
 Realized gains (losses) on sales
 of investments, net                            (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,561        1         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               30,053       39         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $29,660       39         1         -        (2)        -       14         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                                                    $460,493       768
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                                                                      81,636         -
  Valuemark IV                                                                                            21,137         -
  Valuemark Charter Traditional                                                                                -       113
  Valuemark Charter Enhanced                                                                                   -         9
 Administrative charges:
  Valuemark II & III                                                                                       9,797         -
  Valuemark IV                                                                                             2,367         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                           114,937       131
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                                                            345,556       637
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds                                                     430,440       317
 Realized gains (losses) on sales of investments, net                                                    274,162     1,510
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                                                              704,602     1,827
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                                                                         (129,766)      171
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net                                                       574,836     1,998
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                   $920,392     2,635
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements  of Changes in Net Assets For the years ended  December  31, 1999 and
1998 (In thousands)

                                                       AIM V.I.                               Alger American
                                                      Growth Fund                               Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $3        -           -       -         (10)       -           -       -
  Realized gains (losses) on investments,net 205        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             359        -           -       -         484        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             567        -           -       -         474        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                           27        -           -       -           6        -           -       -
  Transfers between funds                  5,530        -           -       -       5,632        -           -       -
  Surrenders and terminations                (61)       -           -       -          (3)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
 Valuemark II & III                        4,496        -           -       -       5,635        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                           50        -           -       -         215        -           -       -
  Transfers between funds                  3,764        -           -       -       4,119        -           -       -
  Surrenders and terminations                (18)       -           -       -         (10)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,796        -           -       -       4,324        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -        -          -       -           -        -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          9,859        -           -       -      10,433        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $9,859        -           -       -      10,433        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Alger American                    Franklin Global Communications
                                                 Leveraged AllCap Fund                        Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              ($6)       -           -       -      19,074   25,465           8       -
  Realized gains (losses) on investments, net 17        -           -       -     130,766   99,245          23       -
  Net change in unrealized appreciation
   (depreciation) on investments             656        -           -       -     108,627  (40,032)         70       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             667        -           -        -    258,467   84,678         101       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            1        -           -       -       3,272    7,461           -       -
  Transfers between funds                  3,765        -           -       -     (24,958) (39,931)          -       -
  Surrenders and terminations                 (9)       -           -       -    (250,550)(198,959)          -       -
  Rescissions                                  -        -           -       -        (386)    (241)          -       -
  Other transactions (note 2)                  -        -           -       -         476      155           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                        3,757        -           -       -    (272,146 (231,515)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            8        -           -       -       3,917   12,583           -       -
  Transfers between funds                  3,078        -           -       -      13,001    6,950           -       -
  Surrenders and terminations                 (9)       -           -       -      (4,391)  (1,068)          -       -
  Rescissions                                  -        -           -       -         (16)     (88)          -       -
  Other transactions (note 2)                  -        -           -       -           1        5           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              3,077       -            -       -      12,512   18,382           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -         179       -
  Transfers between funds                      -        -           -       -           -        -         (19)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -       -          159       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -         237       -
  Transfers between funds                      -        -           -       -           -        -          (8)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -          228       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          7,501        -           -       -      (1,167)(128,455)        488       -
Net assets at beginning of year                -        -           -       -     904,0911,032,546           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,501        -           -       -     902,924  904,091         488       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                Franklin Global Health                           Franklin
                                                 Care Securities Fund                     Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($110)     (42)          -       -      24,294     22,488        16       -
  Realized gains (losses) on investments,
 net                                        (444)    (205)          -       -     180,951    128,386        35       -
  Net change in unrealized appreciation
   (depreciation) on investments            (413)     808           8       -    (203,466)   (73,442)      (57)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (967)     561           8       -       1,779     77,432        (6)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          103      194           -       -       8,279     16,130         -       -
  Transfers between funds                  3,399    5,818           -       -     (16,044)    20,093         -       -
  Surrenders and terminations             (2,835)    (190)          -       -    (331,869)  (195,983)        -       -
  Rescissions                                 (2)       -           -       -        (714)      (276)        -       -
  Other transactions (note 2)                 (3)      (1)          -       -         585        356         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          662    5,821           -       -    (339,763)  (159,680)        -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          502    1,428           -       -      11,510     51,280         -       -
  Transfers between funds                  2,077    1,051           -       -      18,552     25,926         -       -
  Surrenders and terminations               (267)      (7)          -       -     (18,769)    (5,388)        -       -
  Rescissions                                 (2)    (258)          -       -        (127)      (943)        -       -
  Other transactions (note 2)                 (1)       -           -       -          78         46         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      2,309    2,214           -       -      11,244     70,921         -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          36       -           -          -     1,195       -
  Transfers between funds                      -        -          (6)      -           -          -       (13)      -
  Surrenders and terminations                  -        -           -       -           -          -      (634)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          30       -           -          -       548       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          43       -           -          -       238       -
  Transfers between funds                      -        -           2       -           -          -         7       -
  Surrenders and terminations                  -        -           -       -           -          -        (4)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          45       -           -         -        241       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,004    8,596          83       -    (326,740)   (11,327)      783       -
Net assets at beginning of year            8,596        -           -       -   1,203,060  1,214,387         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,600    8,596          83       -     876,320  1,203,060       783       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                   High Income Fund                       Income Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $72,685   33,766         104       -      62,233     77,877          39       -
  Realized gains (losses) on investments,
 net                                      (2,133)   4,702         (47)      -      45,777     48,389          16       -
  Net change in unrealized appreciation
   (depreciation) on investments         (74,035) (38,630)        (58)      -    (135,753)  (126,374)        (85)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (3,483)    (162)         (1)      -     (27,743)      (108)        (30)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,791    4,834           -       -       4,169     13,275           -       -
  Transfers between funds                (18,484) (19,142)          -       -     (69,103)   (51,375)          -       -
  Surrenders and terminations           (100,108) (71,048)          -       -    (294,539   (219,332)          -       -
  Rescissions                               (186)    (154)          -       -      (1,016)      (278)          -       -
  Other transactions (note 2)                173      455           -       -         767        411           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (116,814) (85,055)          -       -    (359,722)  (257,299)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        7,857   39,346           -       -       9,595     42,572           -       -
  Transfers between funds                  2,895    8,234           -       -       5,898     14,799           -       -
  Surrenders and terminations            (11,650)  (4,106)          -       -     (11,956)    (3,538)          -       -
  Rescissions                               (890)  (1,327)          -       -        (122)      (530)          -       -
  Other transactions (note 2)                277       50           -       -          64         (5)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (1,511)  42,197           -       -       3,479     53,298           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         219       -           -          -       1,223       -
  Transfers between funds                      -        -         260       -           -          -          12       -
  Surrenders and terminations                  -        -         (49)      -           -          -          (2)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         430       -           -       -          1,233       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           7       -           -          -          79       -
  Transfers between funds                      -        -          14       -           -          -          17       -
  Surrenders and terminations                  -        -          (3)      -           -          -          (1)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          18       -           -       -             95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (121,808) (43,020)        447       -    (383,986)  (204,109)      1,298       -
Net assets at beginning of year          406,476  449,496           -       -   1,101,597  1,305,706           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $284,668  406,476         447       -     717,611  1,101,597       1,298       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                           Large Cap Growth Securities Fund                  Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($3,045)  (1,497)         (4)      -      11,206   12,915          83       -
  Realized gains (losses) on investments,
 net                                      14,374    3,101          94       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          74,106   24,031          84       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          85,435   25,635         174        -      11,206  12,915          83       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,422    3,713           -       -       7,896   11,342           -       -
  Transfers between funds                117,374   55,930           -       -     194,558  207,647           -       -
  Surrenders and terminations            (81,624) (17,886)          -       -    (276,520)(204,171)          -       -
  Rescissions                               (255)      (8)          -       -        (187)    (341)          -       -
  Other transactions (note 2)                151      (19)          -       -       6,553      824           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                       39,068   41,730           -       -     (67,700)  15,301           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       10,004   21,127           -       -      12,863   44,229           -       -
  Transfers between funds                 59,488   17,665           -       -      25,077  (20,238)          -       -
  Surrenders and terminations            (20,335)  (2,192)          -       -     (25,510)  (6,316)          -       -
  Rescissions                                (56)    (556)          -       -         (49)  (1,952)          -       -
  Other transactions (note 2)                258        1           -       -         470      199           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             49,359   36,045           -       -      12,851   15,922           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,393       -           -        -       8,404       -
  Transfers between funds                      -        -          42       -           -        -         173       -
  Surrenders and terminations                  -        -        (920)      -           -        -        (103)      -
  Rescissions                                  -        -        (274)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         241       -           -       -        8,474       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         125       -           -        -          57       -
  Transfers between funds                      -        -           -       -           -        -         (41)      -
  Surrenders and terminations                  -        -          (4)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         121       -           -       -           16       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        173,862  103,410         536       -     (43,643)  44,138       8,573       -
Net assets at beginning of year          204,478  101,068           -       -     380,935  336,797           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $378,340  204,478         536       -     337,292  380,935       8,573       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                              Franklin Natural Resources                         Franklin
                                                    Securities Fund                          Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $66       75           1       -      14,093    9,568           4       -
  Realized gains (losses) on investments,
 net                                      (9,180) (13,600)        (11)      -      22,522   25,702           7       -
  Net change in unrealized appreciation
   (depreciation) on investments          20,689   (3,804)          1       -     (51,341)(105,327)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          11,575  (17,329)         (9)      -     (14,726) (70,057)         11       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          315      899           -       -         790    4,373           -       -
  Transfers between funds                 (5,419)  (5,230)          -       -     (29,234) (48,548)          -       -
  Surrenders and terminations             (9,951)  (7,877)          -       -     (66,788) (49,929)          -       -
  Rescissions                                (65)     (49)          -       -        (283)    (148)          -       -
  Other transactions (note 2)                 11       15           -       -          46      161           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
  Valuemark II & III                     (15,109) (12,242)          -       -     (95,469) (94,091)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          459    1,717           -       -       1,696   16,008           -       -
  Transfers between funds                    923      841           -       -      (4,570)   1,947           -       -
  Surrenders and terminations               (618)    (188)          -       -      (4,367)  (1,625)          -       -
  Rescissions                                (57)     (52)          -       -          (7)    (202)          -       -
  Other transactions (note 2)                 (2)     (15)          -       -          26       13           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                                705    2,303           -       -      (7,222)  16,141           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          57       -           -        -         281       -
  Transfers between funds                      -        -          14       -           -        -         136       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          71       -           -       -          417       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           4       -           -        -          13       -
  Transfers between funds                      -        -           2       -           -        -           2       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           6       -           -       -           15       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,829) (27,268)         68       -    (117,417)(148,007)        443       -
Net assets at beginning of year           42,211   69,479           -       -     265,287  413,294           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $39,382   42,211          68       -     147,870  265,287         443       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                              Franklin S&P 500
                                           Rising Dividends Securities Fund                     Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $968   (2,149)          2       -         (14)       -           -       -
  Realized gains (losses) on investments,
 net                                     121,634  134,667          52       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments        (184,821)(101,514)        (77)      -         386        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (62,219)  31,004         (23)      -         372       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,867   10,801           -       -           5        -           -       -
  Transfers between funds                (38,032)  17,226           -       -       7,594        -           -       -
  Surrenders and terminations           (174,156)(135,412)          -       -        (181)       -           -       -
  Rescissions                               (316)    (207)          -       -           -        -           -       -
  Other transactions (note 2)                221      239           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (209,416 (107,353)          -       -       7,418        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        5,964   36,972           -       -         274        -           -       -
  Transfers between funds                   (282)  17,333           -       -       6,114        -           -       -
  Surrenders and terminations            (11,026)  (3,213)          -       -         (10)       -           -       -
  Rescissions                               (111)    (691)          -       -           -        -           -       -
  Other transactions (note 2)                115        3           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (5,340)  50,404           -       -       6,378        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         355       -           -        -           -       -
  Transfers between funds                      -        -           2       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         357       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         214       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -          (1)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         212       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (276,975) (25,945)        546       -      14,168        -           -       -
Net assets at beginning of year          683,399  709,344           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $406,424  683,399         546       -      14,168        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                          Franklin U.S. Government
                                                    Small Cap Fund                                 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($2,935)  (4,034)         (2)      -      66,246   36,201         243       -
  Realized gains (losses) on investments,
 net                                      15,548   24,392           3       -       3,396    8,286         (20)      -
  Net change in unrealized appreciation
   (depreciation) on investments         211,659  (31,057)        284       -     (82,778)  (7,222)       (250)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         224,272  (10,699)        285       -     (13,136) (37,265)        (27)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,798    6,424           -       -       2,444    5,708           -       -
  Transfers between funds                  8,311    4,845           -       -     (16,017)  12,261           -       -
  Surrenders and terminations            (72,615) (36,786)          -       -    (165,246)(126,296)          -       -
  Rescissions                               (139)    (186)          -       -      (1,028)    (188)          -       -
  Other transactions (note 2)                302      (15)          -       -         294      860           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                      (62,343) (25,718)          -       -    (179,553)(107,655)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        4,252   26,375           -       -       7,769   20,857           -       -
  Transfers between funds                  6,853   13,910           -       -      15,383   12,943           -       -
  Surrenders and terminations             (9,570)  (2,749)          -       -      (7,818)  (2,139)          -       -
  Rescissions                                (56)    (368)          -       -        (156)    (701)          -       -
  Other transactions (note 2)                112       32           -       -         195        4           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,591   37,200           -       -      15,373   30,964           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         190       -           -        -       1,598       -
  Transfers between funds                      -        -         456       -           -        -         343       -
  Surrenders and terminations                  -        -           -       -           -        -        (270)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         646        -           -       -     1,671    -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          48       -           -        -         213       -
  Transfers between funds                      -        -           4       -           -        -          14       -
  Surrenders and terminations                  -        -           -       -           -        -          (7)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                      -       -          52        -           -       -          220      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        163,520      783         983       -    (177,316) (39,426)      1,864       -
Net assets at beginning of year          299,780  298,997           -       -     637,604  677,030           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $463,300  299,780         983       -     460,288  637,604       1,864       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Franklin Value                               Franklin
                                                    Securities Fund                       Zero Coupon Fund - 2000
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($133)     (47)         (1)      -       9,221    5,241           -       -
  Realized gains (losses) on investments,
 net                                        (411)     (74)         (7)      -       1,927    2,396           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             309     (407)          -       -     (10,114)  (2,765)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (235)    (528)         (8)      -       1,034    4,872           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          326      190           -       -         183      498           -       -
  Transfers between funds                  2,439    6,072           -       -      (1,531)  (4,978)          -       -
  Surrenders and terminations             (2,562)    (129)          -       -     (20,544) (14,347)          -       -
  Rescissions                                 (1)       -           -       -          (4)      (4)          -       -
  Other transactions (note 2)                 (2)      (1)          -       -         117      165           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          200    6,132           -       -     (21,779) (18,666)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          715      916           -       -         340      864           -       -
  Transfers between funds                  1,785    2,211           -       -       2,017    1,107           -       -
  Surrenders and terminations               (521)     (62)          -       -        (406)     (68)          -       -
  Rescissions                                 (1)      (4)          -       -          (8)     (23)          -       -
  Other transactions (note 2)                  6        -           -       -           3       (6)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,984    3,061          -        -       1,946    1,874           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         374       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -        (258)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         115       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          22       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          22       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,949    8,665         129       -     (18,799) (11,920)          -       -
Net assets at beginning of year            8,665        -           -       -      78,168   90,088           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,614    8,665         129       -      59,369   78,168           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                Zero Coupon Fund - 2005                   Zero Coupon Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $7,179    3,261           -       -       7,708    3,294           -       -
  Realized gains (losses) on investments,
 net                                       1,779    2,485           -       -       2,444    5,443           -       -
  Net change in unrealized appreciation
   (depreciation) on investments         (14,138)   1,608           -       -     (21,090)     769           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (5,180)   7,354           -        -    (10,938)   9,506           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          215      759           -       -         206      682           -       -
  Transfers between funds                   (950)   3,490           -       -         225    4,057           -       -
  Surrenders and terminations            (14,198) (10,720)          -       -     (19,296) (15,533)          -       -
  Rescissions                                (15)     (11)          -       -          (7)      (2)          -       -
  Other transactions (note 2)                 71      105           -       -         230       49           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark II & III                      (14,877   (6,377)          -       -     (18,642) (10,747)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        1,585    3,307           -       -       2,411    5,944           -       -
  Transfers between funds                  3,627    2,192           -       -       3,934    3,245           -       -
  Surrenders and terminations             (1,004)    (284)          -       -      (1,316)    (458)          -       -
  Rescissions                                (89)     (68)          -       -         (84)     (20)          -       -
  Other transactions (note 2)                 89       (4)          -       -           5       (2)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              4,208    5,143           -       -       4,950    8,709           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark Charter Enhanced                    -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (15,849)   6,120           -       -     (24,630)   7,468           -       -
Net assets at beginning of year           75,278   69,158           -       -      85,357   77,889           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $59,429   75,278           -       -      60,727   85,357           -       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                   Mutual Discovery                            Mutual Shares
                                                    Securities Fund                           Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $2,765      (64)          4       -       5,047   (1,566)          6       -
  Realized gains (losses) on investments,
 net                                         877    1,768           -       -      10,361    4,339          (2)      -
  Net change in unrealized appreciation
   (depreciation) on investments          33,265  (23,026)         48       -      32,828  (15,031)         41       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          36,907  (21,322)         52       -      48,236  (12,258)         45       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          889    6,337           -       -       2,270   11,748           -       -
  Transfers between funds                 (9,239)  18,856           -       -         261   28,224           -       -
  Surrenders and terminations            (37,626) (22,824)          -       -     (73,031) (42,653)          -       -
  Rescissions                                (62)    (132)          -       -        (653)    (194)          -       -
  Other transactions (note 2)                110        5           -       -         389       59           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (45,928)    2,242           -       -     (70,764)  (2,816)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,851   35,649           -       -       9,961   85,482           -       -
  Transfers between funds                 (3,004)  12,085           -       -       6,279   28,604           -       -
  Surrenders and terminations            (12,692)  (3,935)          -       -     (27,466)  (8,498)          -       -
  Rescissions                               (169)    (577)          -       -        (156)  (1,549)          -       -
  Other transactions (note 2)                100       59           -       -         247       92           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                           (11,914)   43,281           -       -     (11,135) 104,131           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         262       -           -        -         895       -
  Transfers between funds                      -        -          (2)      -           -        -         (34)      -
  Surrenders and terminations                  -        -         (24)      -           -        -         (26)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         236       -           -        -         835       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         123       -           -        -          94       -
  Transfers between funds                      -        -           4       -           -        -           6       -
  Surrenders and terminations                  -        -          (4)      -           -        -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         123       -           -       -           95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (20,935)  24,201         411       -     (33,663)  89,057         975       -
Net assets at beginning of year          211,429  187,228           -       -     454,050  364,993           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $190,494  211,429         411       -     420,387  454,050         975       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                 Templeton Developing                        Templeton Global
                                                  Markets Equity Fund                      Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $947    3,912          (2)      -       3,412    1,887           3       -
  Realized gains (losses) on
                    investments, net     (14,723) (8,736)         263       -       4,511    4,396           3       -
  Net change in unrealized appreciation
   (depreciation) on investments          81,897  (51,993)         18       -      (4,595)  (8,198)         (2)      -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
          assets from operations          68,121  (56,817)        279        -       3,328  (1,915)          4        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,065    4,084           -       -         577    1,787           -       -
  Transfers between funds                 (9,812) (39,497)          -       -      (8,133)  (8,074)          -       -
  Surrenders and terminations            (35,896) (26,039)          -       -     (13,638)  (8,859)          -       -
  Rescissions                               (154)     (68)          -       -         (16)      (7)          -       -
  Other transactions (note 2)                131      (56)          -       -          43       30           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions-Valuemark II & III(44,666) (61,576)         -           -  (21,167)  (15,123)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        2,375    9,390           -       -       2,112    6,881           -       -
  Transfers between funds                    164   (1,057)          -       -      (1,245)     525           -       -
  Surrenders and terminations             (2,692)  (1,050)          -       -      (2,233)    (519)          -       -
  Rescissions                                 (6)    (129)          -       -          (2)     (14)          -       -
  Other transactions (note 2)                 13      (13)          -       -          39       11           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV       (146)   7,141           -       -      (1,329)   6,884           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         211       -           -        -          34       -
  Transfers between funds                      -        -        (225)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         (14)      -           -        -           34      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          75       -           -        -          15       -
  Transfers between funds                      -        -           2       -           -        -          (1)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                     -           -        77      -           -        -          14       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         23,309 (111,252)        342       -     (19,168) (10,154)         52       -
Net assets at beginning of year          155,788  267,040           -       -      77,060   87,214           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $179,097  155,788         342       -      57,892   77,060          52       -
------------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                             Templeton Global
                                                  Global Growth Fund                      Income Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $5,264    8,781           3       -       6,830    9,058          19       -
  Realized gains (losses) on
             investments, net            101,368   82,495         317       -      (2,393)     263          -        -
  Net change in unrealized appreciation
   (depreciation) on investments          10,044  (44,136)         45       -     (12,888)  (1,320)        (22)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                        116,676   47,140         365       -      (8,451)   8,001          (3)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,910   10,586           -       -         372      983           -       -
  Transfers between funds                (21,594) (41,415)          -       -      (8,997) (13,288)          -       -
  Surrenders and terminations           (143,382) (79,015)          -       -     (38,030) (30,382)          -       -
  Rescissions                               (338)    (300)          -       -        (414)     (42)          -       -
  Other transactions (note 2)                309       78           -       -          37      154           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from  contract transaction
     - Valuemark II & III               (161,095)(110,066)          -       -    (47,032)   (42,575)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       12,834   47,491           -       -       1,026    3,461           -       -
  Transfers between funds                  8,319   11,653           -       -         761    1,385           -       -
  Surrenders and terminations            (17,858)  (4,558)          -       -      (1,634)    (377)          -       -
  Rescissions                               (144)    (653)          -       -          (5)     (12)          -       -
  Other transactions (note 2)                111      (12)          -       -           5        2           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,262   53,921           -       -         153    4,459           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,732       -           -        -         437       -
  Transfers between funds                      -        -        (132)      -           -        -           1       -
  Surrenders and terminations                  -        -        (863)      -           -        -           -       -
  Rescissions                                  -        -         (59)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from  contract transactions -
      Valuemark Charter Traditional             -       -         678        -           -       -          438      -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         288       -           -        -          21       -
  Transfers between funds                      -        -           4       -           -        -         (15)      -
  Surrenders and terminations                  -        -         (10)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from  contract transactions -
    Valuemark Charter Enhanced                 -       -           282      -           -       -            6        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (41,157)  (9,005)      1,325       -     (55,330) (30,115)        441       -
Net assets at beginning of year          708,508  717,513           -       -     136,554  166,669           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $667,351  708,508       1,325       -      81,224  136,554         441       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                          Templeton International
                                               International Equity Fund                  Smaller Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $32,620   18,022         114       -         341      290          (3)      -
  Realized gains (losses) on investments, net      79,885     112,100     926           -     (948)       (547)    137     -
  Net change in unrealized appreciation
   (depreciation) on investments          51,890  (88,725)        120       -       4,893   (3,830)          2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                164,395  41,397        1,160       -       4,286  (4,087)          136      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,621    8,884           -       -         115      865           -       -
  Transfers between funds                (63,288) (92,026)          -       -      (1,461)  (3,005)          -       -
  Surrenders and terminations           (269,672)(171,313)          -       -      (3,584)  (2,234)          -       -
  Rescissions                             (1,975)    (404)          -       -          (3)     (24)          -       -
  Other transactions (note 2)              1,097      252           -       -          35       10           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark II & III                   (331,217)(254,607)          -       -      (4,898)  (4,388)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,376   21,502           -       -         412    2,980           -       -
  Transfers between funds                   (471)   6,064           -       -        (381)    (467)          -       -
  Surrenders and terminations             (8,179)  (2,654)          -       -      (1,017)    (365)          -       -
  Rescissions                                (40)     (95)          -       -          (3)     (85)          -       -
  Other transactions (note 2)                 68       45           -       -           4      (15)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV     (5,246)  24,862           -       -        (985)   2,048           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       2,640       -           -        -           3       -
  Transfers between funds                      -        -        (882)      -           -        -        (133)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -       -        1,758       -           -        -         (130)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         268       -           -        -          49       -
  Transfers between funds                      -        -          12       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -         280       -           -       -           49       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (172,068)(188,348)      3,198       -      (1,597)  (6,427)         55       -
Net assets at beginning of year          899,4901,087,838           -       -      23,876   30,303           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $727,422  899,490       3,198       -      22,279   23,876          55       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                               USAllianz VIP
                                                  Pacific Growth Fund                     Diversified Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($393)   3,442           -       -           -        -           -       -
  Realized gains(losses)on investments,net(3,508) (66,038)         38       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          33,561   39,890           1       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       29,660 (22,706)         39        -           1        -           -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          738    1,634           -       -           -        -           -       -
  Transfers between funds                 (6,774) (21,917)          -       -          88        -           -       -
  Surrenders and terminations            (29,719) (20,611)          -       -           -        -           -       -
  Rescissions                                (36)     (54)          -       -           -        -           -       -
  Other transactions (note 2)                 11       48           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark II & III                   (35,780) (40,900)          -       -          88        -          -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          635    2,042           -       -           -        -           -       -
  Transfers between funds                  3,409      282           -       -          14        -           -       -
  Surrenders and terminations               (795)    (205)          -       -           -        -           -       -
  Rescissions                                 (3)     (42)          -       -           -        -           -       -
  Other transactions (note 2)                 21       (1)          -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,267    2,076           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          58       -           -        -           -       -
  Transfers between funds                      -        -         (32)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark Charter Traditional              -         -          26        -           -       -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          46       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
Valuemark Charter Enhanced                     -       -          46        -           -        -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,853) (61,530)        111       -         103        -           -       -
Net assets at beginning of year           91,798  153,328           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $88,945   91,798         111       -         103        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                     USAllianz VIP                             USAllianz VIP
                                                   Fixed Income Fund                            Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $-        -           -       -           -        -           -       -
  Realized gains (losses) on investments, ne   -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments              (2)       -           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                               (2)      -           -        -          14       -            -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                    126        -           -       -         224        -           -       -
  Surrenders and terminations                  -        -           -       -          (8)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark II & III                           126        -           -       -         216        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      5        -           -       -         101        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV          5        -           -       -         101        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark Charter Traditional              -        -           -        -           -       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -           -        -           -       -          -        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            129        -           -       -         331        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $129        -           -       -         331        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                                                              Total All Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                  $345,556  266,144         637       -
  Realized gains (losses) on investments, net                                     704,602  603,355       1,827       -
  Net change in unrealized appreciation
   (depreciation) on investments                                                 (129,766)(699,727)        171       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                             920,392  169,772       2,635       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                                                                50,672  134,191           -       -
  Transfers between funds                                                             456   (3,907)          -       -
  Surrenders and terminations                                                   (2,528,241)(1,708,528)       -       -
  Rescissions                                                                      (8,255)  (3,318)          -       -
  Other transactions (note 2)                                                      12,154    4,339           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark II & III                                     (2,473,214)(1,577,223)       -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                                                               118,568  540,403           -       -
  Transfers between funds                                                         187,684  169,190           -       -
  Surrenders and terminations                                                    (204,137) (55,562)          -       -
  Rescissions                                                                      (2,359) (10,939)          -       -
  Other transactions (note 2)                                                       2,304      489           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV                                             102,060  643,581           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                                                                     -        -      21,776       -
  Transfers between funds                                                               -        -         (40)      -
  Surrenders and terminations                                                           -        -      (3,150)      -
  Rescissions                                                                           -        -        (333)      -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Traditional                                  -        -      18,253       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                                                                     -        -       2,279       -
  Transfers between funds                                                               -        -          24       -
  Surrenders and terminations                                                           -        -         (40)      -
  Rescissions                                                                           -        -           -       -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Enhanced                                     -        -       2,263       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                               (1,450,762)(763,870)    23,151       -
Net assets at beginning of year                                                 9,143,5359,907,405           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $7,692,7739,143,535     23,151       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements
December 31, 1999


1. Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                     Investment Adviser
AIM VI Growth Fund                            AIM Advisors, Inc.
Alger American Growth Fund                    Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund          Fred Alger Management, Inc.
Franklin Global Communications Securities
  Fund                                        Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund   Franklin Advisers, Inc.
Franklin Growth and Income Fund               Franklin Advisers, Inc.
Franklin High Income Fund                     Franklin Advisers, Inc.
Franklin Income Securities Fund               Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund     Franklin Advisers, Inc.
Franklin Money Market Fund                    Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund    Franklin Advisers, Inc.
Franklin Real Estate Fund                     Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund     Franklin Advisory Services, LLC
S&P 500 Index Fund                            Franklin Advisers,Inc.
Franklin Small Cap Fund                       Franklin Advisers, Inc.
Franklin U.S. Government Fund                 Franklin Advisers, Inc.
Franklin Value Securities Fund                Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund              Franklin Advisers, Inc.
Mutual Discovery Securities Fund              Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                 Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund      Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund        Templeton Global Advisors Limited
Templeton Global Growth Fund                  Templeton Global Advisors Limited
Templeton Global Income Securities Fund       Franklin Advisers, Inc.
Templeton International Equity Fund           Franklin Advisers, Inc.
Templeton International Smaller Companies
   Fund                                       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund         Allianz of America, Inc.
USAllianz VIP Fixed Income Fund               Allianz of America, Inc.
USAllianz VIP Growth Fund                     Allianz of America, Inc.

Certain of the Franklin Templeton Variable Insurance Products Trust portfolios also have class 2 shares which are available to Valuemark Charter contract owners.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

2. Significant Accounting Policies


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                     Effective Date
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities FundNovember 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund     November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund           November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund             December 15, 1999


Contracts in Annuity Payment Period
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

38

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Expenses

Asset Based Expenses
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                            Mortality and Expense         Administrative
Contract                         Risk Charge                  Charge
Valuemark II                        1.25%                      0.15%
Valuemark III                       1.25%                      0.15%
Valuemark IV                        1.34%                      0.15%
Valuemark Charter - Traditional     1.00%                      0.15%
Valuemark Charter - Enhanced        1.20%                      0.15%
Valuemark Income Plus               1.25%                      0.15%


Contract Based Expenses
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $4,426,312 and $4,716,335, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, and Valuemark IV deferred annuity contracts. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                 Contingent Deferred Sales Charge
Payment                 Valuemark II  Valuemark III  Valuemark IV
0-1                          5%            6%             6%
1-2                          5%            5%             6%
2-3                          4%            4%             6%
3-4                          3%            3%             5%
4-5                         1.5%          1.5%            4%
5-6                          0%            0%             3%
6-7                          0%            0%             2%
7+                           0%            0%             0%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $16,657,195 and $8,535,795, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Contract Based Expenses (Continued)
Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $153,188 and $159,282, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 1999 and 1998 were $188,123,947 and $165,283,144, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. Capitalization

Allianz Life provides capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 1999 and 1998.

                                              Capitalization        Date of       Market Value        Date of
     Portfolio                                    Amount        Capitalization    at Withdrawal      Withdrawal
------------------------------------------------------------------------------------------------------------------------------------

     Franklin Global Health Care Securities Fund
           - class 1                             $250,000           5/1/98           $253,250          12/1/98
     Franklin Value Securities Fund - class 1     250,000           5/1/98           192,000           12/1/98

     Franklin Global Communications Securities
         Fund - class 2                            0,000            1/6/99           13,320           12/29/99
     Franklin Global Health Care Securities
         Fund - class 2                           10,000            1/6/99            9,092           12/29/99
     Franklin Growth and Income Fund - class 2    10,000            1/6/99            9,852           12/29/99
     Franklin High Income Fund - class 2          10,000            1/6/99            9,895           12/29/99
     Franklin Income Securities Fund - class 2    10,000            1/6/99            9,674           12/29/99
     Franklin Large Cap Growth Securities Fund
          - class 2                               10,000            1/6/99           12,738           12/29/99
     Franklin Money Market Fund - class 2         10,000            1/6/99           10,444           12/29/99
     Franklin Natural Resources Securities Fund
          - class 2                               10,000            1/6/99           12,625           12/29/99
     Franklin Real Estate Fund - class 2          10,000            1/6/99            9,141           12/29/99
     Franklin Rising Dividends Securities Fund
          - class 2                               10,000            1/6/99            8,843           12/29/99
     Franklin Small Cap Fund - class 2            10,000            1/6/99           18,630           12/29/99
     Franklin U.S. Government Fund - class 2      10,000            1/6/99            9,897           12/29/99
     Franklin Value Securities Fund - class 2     10,000            1/6/99            9,759           12/29/99
     Mutual Discovery Securities Fund - class 2   10,000            1/6/99           11,844           12/29/99
     Mutual Shares Securities Fund - class 2      10,000            1/6/99           10,866           12/29/99
     Templeton Developing Markets Equity Fund
                  - class 2                       10,000            1/6/99           14,532           12/29/99
     Templeton Global Asset Allocation Fund -
           class  2                               10,000            1/6/99           10,353           12/29/99
     Templeton Global Growth Fund - class 2       10,000            1/6/99           11,493           12/29/99
     Templeton Global Income Securities Fund -
           class 2                                10,000            1/6/99            9,355           12/29/99
     Templeton International Equity Fund - class 210,000            1/6/99           11,841           12/29/99
     Templeton International Smaller Companies Fund -
            class 2                               10,000            1/6/99           11,922           12/29/99
     Templeton Pacific Growth Fund - class 2      10,000            1/6/99           13,447           12/29/99


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS - Valuemark II, III, and IV Accumulation Unit Activity (In thousands)

Transactions  in units for each fund for the years ended  December  31, 1999 and
1998 were as follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997       -          -           -      39,623           -      46,962
Contract transactions:
 Purchase payments                                        -           -          -         241          20         538
 Transfers between funds                                  -           -          -      (1,529)        586         699
 Surrenders and terminations                              -           -          -      (7,481)        (20)     (7,722)
 Rescissions                                              -           -          -          (9)          -         (11)
 Other transactions                                       -           -          -           6           -          14
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         -          -           -      (8,772)        586      (6,482)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998       -          -           -      30,851         586      40,480
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        3           1          -          96          11         191
 Transfers between funds                                529         539        341        (870)        351        (589)
 Surrenders and terminations                             (6)          -         (1)     (8,394)       (314)    (12,443)
 Rescissions                                              -           -          -         (12)          -         (27)
 Other transactions                                       -           -          -          16           -          22
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       526        540         340      (9,164)         48     (12,846)
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      526        540         340      21,687         634      27,634
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997        -          -           -         310           -      2,376
Contract transactions:
 Purchase payments                                        -           -          -         477         147       2,027
 Transfers between funds                                  -           -          -         262         106       1,031
 Surrenders and terminations                              -           -          -         (40)         (1)       (214)
 Rescissions                                              -           -          -          (3)        (28)        (37)
 Other transactions                                       -           -          -           -           -           2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:          -          -           -         696         224       2,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998        -          -           -       1,006         224       5,185
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        5          20          1         118          55         390
 Transfers between funds                                360         396        277         433         220         696
 Surrenders and terminations                             (2)         (1)        (1)       (138)        (30)       (699)
 Rescissions                                              -           -          -          (1)          -          (5)
 Other transactions                                       -           -          -           -           -           3
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         363        415         277         412        245        385
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        363        415         277       1,418         469     5,570
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   18,871     49,811       5,673      20,982       5,709     13,445
Contract transactions:
 Purchase payments                                      223         459        160         566          86         147
 Transfers between funds                               (811)     (2,088)     3,882      14,858        (562)     (1,976)
 Surrenders and terminations                         (3,310)     (8,767)    (1,258)    (14,408)       (777)     (1,978)
 Rescissions                                             (7)        (11)        (1)        (24)         (5)         (6)
 Other transactions                                      21          16         (2)         58           2           7
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     (3,884)   (10,391)      2,781       1,050      (1,256)    (3,806)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    14,987     39,420       8,454      22,032       4,453     9,639
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       69         123        149         180          33          29
 Transfers between funds                               (851)     (2,779)     7,093      13,480        (549)     (1,316)
 Surrenders and terminations                         (4,711)    (11,825)    (4,823)    (18,739)       (992)     (2,940)
 Rescissions                                             (9)        (41)       (15)        (13)         (6)        (13)
 Other transactions                                       8          31          9         448           1           2
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,494)   (14,491)      2,413      (4,644)     (1,513)     (4,238)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    9,493     24,929      10,867      17,388       2,940       5,401
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997    2,202      2,094       1,957       3,214        304       1,217
Contract transactions:
 Purchase payments                                    1,834       1,710      1,503       3,217         162         604
 Transfers between funds                                409         599      1,238      (1,515)         73          75
 Surrenders and terminations                           (195)       (143)      (156)       (448)        (19)        (66)
 Rescissions                                            (61)        (21)       (40)       (140)         (5)         (8)
 Other transactions                                       2           -          -          14          (1)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      1,989      2,145       2,545      1,128        210          606
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   4,191       4,239       4,502       4,342        514        1,823
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      366         367        584         690          45          73
 Transfers between funds                                140         239      3,598       1,872         123        (216)
 Surrenders and terminations                           (550)       (463)    (1,175)     (1,698)        (61)       (191)
 Rescissions                                            (42)         (5)        (4)         (3)         (5)          -
 Other transactions                                      13           3         16          33           -           1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       (73)       141       3,019         894         102        (333)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,118      4,380       7,521       5,236         616        1,490
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  33,249           -      16,925      36,347           -      4,523
Contract transactions:
 Purchase payments                                      415           -        348         310          17          25
 Transfers between funds                                670           -        173         617         718        (249)
 Surrenders and terminations                         (6,653)          -     (2,575)     (6,810)        (16)       (712)
 Rescissions                                            (10)          -        (13)        (10)          -           -
 Other transactions                                      12           -         (2)         46           -           8
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,566)         -      (2,069)     (5,847)        719       (928)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   27,683          -      14,856      30,500         719       3,595
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      105           -         96         130          12           9
 Transfers between funds                             (1,898)        745         38        (857)        332         (74)
 Surrenders and terminations                         (8,633)        (18)    (4,346)     (8,796)       (336)       (989)
 Rescissions                                            (16)          -         (8)        (55)          -           -
 Other transactions                                      11           -         18          16           -           6
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:   (10,431)       727      (4,202)     (9,562)          8       (1,048)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    17,252        727      10,654      20,938         727        2,547
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   1,991          -       2,965       1,359           -          94
Contract transactions:
 Purchase payments                                    1,788           -      1,762       1,142         109          43
 Transfers between funds                                843           -        988         693         267          55
 Surrenders and terminations                           (159)          -       (199)       (116)         (8)         (3)
 Rescissions                                            (35)          -        (27)        (38)         (1)         (1)
 Other transactions                                       -           -          3           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      2,437          -       2,527       1,681         367         94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    4,428          -       5,492       3,040         367         188
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      284          26        243         407          80          16
 Transfers between funds                                (31)        601        269         826         221          98
 Surrenders and terminations                           (544)         (1)      (546)       (418)        (66)        (20)
 Rescissions                                             (6)          -         (4)         (8)          -           -
 Other transactions                                       6           -          6          10           1           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (291)       626         (32)        817         236          94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,137        626       5,460       3,857         603         282
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton   Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets      Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   2,910      2,998       9,940      18,744      23,005       5,229
Contract transactions:
 Purchase payments                                       32          26        402         795         429          69
 Transfers between funds                                140         138      1,284       2,150      (4,481)       (598)
 Surrenders and terminations                           (451)       (582)    (1,897)     (3,544)     (2,951)       (646)
 Rescissions                                              -           -        (11)        (16)         (7)          -
 Other transactions                                       4           2          -           4          (6)          2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (275)      (416)       (222)       (611)     (7,016)     (1,173)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    2,635      2,582       9,718      18,133      15,989       4,056
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        9           8         56         134         106          21
 Transfers between funds                                (40)          1       (849)        (64)     (1,139)       (601)
 Surrenders and terminations                           (595)       (749)    (3,134)     (5,759)     (3,728)       (974)
 Rescissions                                             (1)          -         (5)        (52)        (15)         (1)
 Other transactions                                       3           9         10          31          13           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (624)      (731)     (3,922)     (5,710)     (4,763)     (1,552)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     2,011      1,851       5,796      12,423      11,226       2,504
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997     161        150       5,461      11,394       2,663       1,008
Contract transactions:
 Purchase payments                                      142         226      2,832       6,911       1,055         487
 Transfers between funds                                 92         120        907       2,362        (154)         34
 Surrenders and terminations                            (12)        (17)      (338)       (718)       (121)        (38)
 Rescissions                                             (3)         (1)       (45)       (123)        (16)         (1)
 Other transactions                                       -           -          5           8          (2)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:        219        328       3,361       8,440         762       483
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998      380        478       8,822      19,834       3,425       1,491
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       66          92        317         780         232         146
 Transfers between funds                                152         152       (273)        461           1         (90)
 Surrenders and terminations                            (43)        (51)    (1,040)     (2,158)       (269)       (147)
 Rescissions                                             (4)         (3)       (14)        (12)         (1)          -
 Other transactions                                       4           -          8          19           1           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       175        190      (1,002)       (910)        (36)       (88)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      555        668       7,820      18,924       3,389        1,403
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     Pacific VIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  41,433      9,434      58,179       1,998      15,833           -
Contract transactions:
 Purchase payments                                      569          57        449          35         204           -
 Transfers between funds                             (2,789)       (773)    (5,188)       (288)     (2,708)          -
 Surrenders and terminations                         (4,973)     (1,749)    (9,177)       (211)     (2,662)          -
 Rescissions                                            (19)         (2)       (21)         (2)         (7)          -
 Other transactions                                       5           9         14           1           9           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (7,207)    (2,458)    (13,923)       (465)     (5,164)          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   34,226      6,976      44,256       1,533      10,669          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      176          22        122           7          69           -
 Transfers between funds                             (1,329)       (528)    (3,285)       (163)       (499)          9
 Surrenders and terminations                         (8,200)     (2,221)   (13,737)       (347)     (3,171)          -
 Rescissions                                            (19)        (25)       (99)          -          (4)          -
 Other transactions                                      18           2         56           4           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (9,354)    (2,750)    (16,943)       (499)     (3,603)         9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    24,872      4,226      27,313       1,034       7,066         9
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   5,525        393       3,122         792         379          -
Contract transactions:
 Purchase payments                                    2,951         202      1,143         271         256           -
 Transfers between funds                                720          79        307         (52)         53           -
 Surrenders and terminations                           (290)        (22)      (143)        (34)        (28)          -
 Rescissions                                            (41)         (1)        (5)         (8)         (5)          -
 Other transactions                                      (1)          -          3          (2)          -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     3,339        258       1,305         175         276          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   8,864        651       4,427         967         655          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      706          58        160          41          65           -
 Transfers between funds                                454          44        (18)        (46)        397           1
 Surrenders and terminations                         (1,013)        (96)      (407)        (97)        (78)          -
 Rescissions                                             (9)          -         (2)          -           -           -
 Other transactions                                       6           -          4           -           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       144          6        (263)       (102)        386          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     9,008        657       4,164         865       1,041         1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997                                          -           -     481,823
Contract transactions:
 Purchase payments                                                                           -           -       6,622
 Transfers between funds                                                                     -           -       1,875
 Surrenders and terminations                                                                 -           -     (91,330)
 Rescissions                                                                                 -           -        (192)
 Other transactions                                                                          -           -         230
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -     (82,795)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -     399,028
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       1,967
 Transfers between funds                                                                    13          22       5,213
 Surrenders and terminations                                                                 -          (1)   (130,922)
 Rescissions                                                                                 -           -        (436)
 Other transactions                                                                          -           -         739
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                           13          21    (123,439)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                          13          21     275,589
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997                                          -           -      51,131
Contract transactions:
 Purchase payments                                                                           -           -      33,001
 Transfers between funds                                                                     -           -       9,592
 Surrenders and terminations                                                                 -           -      (3,528)
 Rescissions                                                                                 -           -        (694)
 Other transactions                                                                          -           -          33
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -      38,404
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -      89,535
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       6,433
 Transfers between funds                                                                     1          10      11,368
 Surrenders and terminations                                                                 -           -     (12,003)
 Rescissions                                                                                 -           -        (128)
 Other transactions                                                                          -           -         139
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            1          10       5,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           1          10      95,344
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -           -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger     Alger   FranklinGlobal FranklinGlobal Franklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care     Growth and
                                                     Growth      Growth     Leveraged Securities  Securities      Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3           21
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3           21
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       10          48         82         562           5          13
 Transfers between funds                                 12           1          2           7           -           7
 Surrenders and terminations                             (2)          -        (48)         (7)          -           -
 Rescissions                                              -           -        (17)          -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           3          7           4           -           1
 Transfers between funds                                  1           1          -          (3)          -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998        -          -           -           -           -     -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       18           -         11          83          48          -
 Transfers between funds                                  -           -         21          18           -          -
 Surrenders and terminations                              -           -          -         (14)        (34)         -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         18          -          32          87          14          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       18          -          32          87          14           -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       11           -          3          11           3          -
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         11          -           3          12           3            -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       11          -           3          12           3           -
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton  Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets     Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         22          70          21           2
 Transfers between funds                                  -           -          -          (3)          -          -
 Surrenders and terminations                              -           -         (2)         (2)          -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         10           7           7           1
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     PacificVIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998     -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       97          25        130           -           6          -
 Transfers between funds                                  3           -         (6)          -           -          -
 Surrenders and terminations                            (46)          -          -           -           -          -
 Rescissions                                             (3)          -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         51         25         124           -           6          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       51         25         124           -           6         -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       16           1         13           4           4          -
 Transfers between funds                                  -          (1)         1           -           -          -
 Surrenders and terminations                             (1)          -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -       1,307
 Transfers between funds                                                                     -           -          60
 Surrenders and terminations                                                                 -           -        (178)
 Rescissions                                                                                 -           -         (20)
 Other transactions                                                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -       1,169
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -       1,169
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -         127
 Transfers between funds                                                                     -           -           1
 Surrenders and terminations                                                                 -           -          (1)
 Rescissions                                                                                 -           -          -
 Other transactions                                                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -         127
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -         127
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                             Ratio of
                      Accumulation                           Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assetsto Average Units OutstandingAccumulation  Net Assets  to Average
                     (in thousands) Unit Value(in thousands)Net Assets* (in thousands)   Unit Value(in thousands) Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund
December 31,
 19991                      526      $11.084      $5,833         2.13+%       363      $11.083    $4,026           2.22+%

Alger American Growth Fund
December 31,
 19991                      540       10.922       5,894         2.19+        415       10.921     4,535           2.28+

Alger American Leveraged AllCap Fund
December 31,
 19991                      340       12.160       4,137         2.33+        277       12.159     3,364           2.42+

Franklin Global Communications Securities Fund
December 31,
 1999                    21,687       38.917     844,307         1.91       1,418       38.572    54,724           2.00
 1998                    30,851       28.308     873,319         1.90       1,006       28.082    28,248           1.99
 1997                    39,623       25.818   1,022,994         1.90         310       25.635     7,959           1.99
 1996                    53,086       20.654   1,097,873         1.90           -            -         -           -
 1995                    66,669       19.565   1,305,495         1.90           -            -         -           -

Franklin Global Health Care Securities Fund
December 31,
 1999                       634        9.615       6,088         2.22         469        9.601     4,512           2.31
 19982                      586       10.610       6,215         2.24+        224           11     2,381           2.33+

Franklin Growth and Income Fund
December 31,
 1999                    27,634       26.147     722,583         1.89       5,570       25.891   144,218           1.98
 1998                    40,480       26.226   1,061,658         1.89       5,185       25.993   134,775           1.98
 1997                    46,962       24.551   1,152,961         1.89       2,376       24.354    57,877           1.98
 1996                    50,027       19.490     977,110         1.90           -            -         -           -
 1995                    46,893       17.310     812,732         1.92           -            -         -           -

Franklin High Income Fund
December 31,
 1999                     9,493       20.900     198,407         1.94       4,118       20.695    85,209           2.03
 1998                    14,987       21.208     317,865         1.93       4,191       21.020    88,069           2.02
 1997                    18,871       21.312     402,167         1.93       2,202       21.141    46,545           2.02
 1996                    20,736       19.375     402,379         1.94           -            -         -           -
 1995                    18,756       17.252     323,580         1.96           -            -         -           -

Franklin Income Securities Fund
December 31,
 1999                    24,929       24.323     606,369         1.90       4,380       24.084   105,486           1.99
 1998                    39,420       25.122     990,325         1.89       4,239       24.898   105,543           1.98
 1997                    49,811       25.065   1,248,520         1.90       2,094       24.864    52,069           1.99
 1996                    57,504       21.708   1,251,844         1.90           -            -         -           -
 1995                    59,309       19.785   1,175,143         1.91           -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                               Ratio of                                             Ratio of
                      Accumulation                            Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assets to Average Units OutstandingAccumulation Net Assets    to Average
                     (in thousands)  Unit Value(in thousands)Net Assets* (in thousands)Unit Value   (in thousands)  NetAssets*
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund
December 31,
 1999                    10,867      $20.218    $219,679         2.17%      7,521      $20.152  $151,537           2.26%
 1998                     8,454       15.574     131,652         2.17       4,502       15.537    69,939           2.26
 1997                     5,673       13.130      74,473         2.17       1,967       13.110    25,654           2.26
 19963                    3,722       11.254      42,110         2.17+          -            -         -           -

Franklin Money Market Fund
December 31,
 1999                    17,388       14.860     258,373         1.93       5,236       14.717    77,050           2.02
 1998                    22,032       14.386     316,921         1.85       4,342       14.260    61,911           1.94
 1997                    20,892       13.865     290,904         1.85       3,214       13.756    44,200           1.94
 1996                    28,060       13.359     375,629         1.83           -            -         -           -
 1995                    31,040       12.883     399,935         1.80           -            -         -           -

Franklin Natural Resources Securities Fund
December 31,
 1999                     2,940       11.092      32,615         2.06         616       10.983     6,761           2.15
 1998                     4,453        8.505      37,878         2.04         514        8.430     4,332           2.13
 1997                     5,709       11.559      65,992         2.09         304       11.466     3,482           2.18
 1996                     6,998       14.467     101,248         2.05           -            -         -           -
 1995                     6,919       14.109      97,630         2.06           -            -         -           -

Franklin Real Estate Fund
December 31,
 1999                     5,401       21.386     115,525         1.98       1,490       21.176    31,567           2.07
 1998                     9,639       23.107     222,740         1.94       1,823       22.901    41,773           2.03
 1997                    13,445       28.169     378,751         1.94       1,217       27.944    34,023           2.03
 1996                    12,757       23.668     301,974         1.97           -            -         -           -
 1995                    10,998       18.073     198,773         1.99           -            -         -           -

Franklin Rising Dividends Securities Fund
December 31,
 1999                    17,252       18.846     325,172         2.15       4,137       18.712    77,429           2.24
 1998                    27,683       21.165     585,952         2.12       4,428       21.034    93,151           2.21
 1997                    33,249       20.074     667,473         2.14       1,991       19.968    39,752           2.23
 1996                    35,569       15.303     545,127         2.16           -            -         -          -
 1995                    33,789       12.498     422,992         2.18           -            -         -          -

Franklin S&P 500 Index Fund
December 31,
 19991                      727       10.467       7,613         1.95+        626       10.465     6,555           2.04+

Franklin Small Cap Fund
December 31,
 1999                    10,654       28.353     302,040         2.17       5,460       28.247   154,275           2.26
 1998                    14,856       14.600     216,872         2.17       5,492       14.558    79,977           2.26
 1997                    16,925       14.952     253,045         2.17       2,965       14.923    44,268           2.26
 1996                    12,784       12.913     165,578         2.17           -            -         -           -
 19954                    1,302       10.146      13,260         2.30+          -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund
December 31,
 1999                    20,938      $18.574    $388,862         1.91%      3,857      $18.394   $70,974           2.00%
 1998                    30,500       19.014     579,909         1.90       3,040       18.847    57,334           1.99
 1997                    36,347       17.947     652,317         1.90       1,359       17.805    24,222           1.99
 1996                    44,598       16.650     742,973         1.91           -            -         -           -
 1995                    34,313       16.298     559,234         1.92           -            -         -           -

Franklin Value Securities Fund
December 31,
 1999                       727        7.736       5,614         2.21+        603        7.724     4,657           2.30+
 19982                      719        7.717       5,542         2.52+        367        7.713     2,834           2.61+

Franklin Zero Coupon Fund - 2000
December 31,
 1999                     2,547       21.023      53,526         2.05         282       20.819     5,831           2.14
 1998                     3,595       20.684      74,353         1.80         188       20.502     3,815           1.89
 1997                     4,523       19.512      88,260         1.80          94       19.358     1,801           1.89
 1996                     5,636       18.475     104,125         1.80           -            -         -           -
 1995                     6,066       18.294     110,965         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2005
December 31,
 1999                     2,011       23.205      46,679         2.05         555       22.983    12,750           2.14
 1998                     2,635       25.003      65,876         1.80         380       24.786     9,402           1.89
 1997                     2,910       22.532      65,573         1.80         161       22.357     3,585           1.89
 1996                     3,579       20.517      73,434         1.80           -            -         -           -
 1995                     3,504       20.914      73,292         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2010
December 31,
 1999                     1,851       24.164      44,759         2.05         668       23.929    15,961           2.14
 1998                     2,582       27.920      72,114         1.80         478       27.674    13,233           1.89
 1997                     2,998       24.740      74,199         1.80         150       24.544     3,676           1.89
 1996                     3,297       21.522      70,969         1.80           -            -         -           -
 1995                     3,437       22.431      77,136         1.80           -            -         -           -

Mutual Discovery Securities Fund
December 31,
 1999                     5,796       13.701      79,396         2.41       7,820       13.662   106,824           2.50
 1998                     9,718       11.226     109,094         2.40       8,822       11.205    98,842           2.49
 1997                     9,940       11.983     119,104         2.46       5,461       11.971    65,375           2.55
 19965                    1,471       10.180      15,074         2.77+          -            -         -           -

Mutual Shares Securities Fund
December 31,
 1999                    12,423       13.237     164,442         2.19      18,924       13.199   249,799           2.28
 1998                    18,133       11.837     214,642         2.17      19,834       11.814   234,337           2.26
 1997                    18,744       11.993     224,796         2.20      11,394       11.981   136,521           2.29
 19965                    2,613       10.330      27,141         2.40+          -            -         -          -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Equity Fund
December 31,
 1999                    11,226      $12.188    $136,842         2.79%      3,389      $12.125   $41,093           2.88%
 1998                    15,989        7.993     127,804         2.81       3,425        7.958    27,259           2.90
 1997                    23,005       10.340     237,895         2.82       2,663       10.305    27,448           2.91
 1996                    22,423       11.487     259,346         2.89           -            -         -          -
 1995                    15,618        9.582     150,481         2.81           -            -         -          -

Templeton Global Asset Allocation Fund
December 31,
 1999                     2,504       14.408      36,071         2.22       1,403       14.347    20,133           2.31
 1998                     4,056       13.589      55,102         2.24       1,491       13.543    20,200           2.33
 1997                     5,229       13.786      72,082         2.34       1,008       13.752    13,864           2.43
 1996                     4,104       12.514      52,117         2.26           -            -         -           -
 19956                    1,338       10.591      14,234         2.30+          -            -         -           -

Templeton Global Growth Fund
December 31,
 1999                    24,872       19.466     484,117         2.28       9,008       19.364   174,453           2.37
 1998                    34,226       16.309     558,162         2.28       8,864       16.238   143,943           2.37
 1997                    41,433       15.176     628,785         2.28       5,525       15.124    83,558           2.37
 1996                    40,327       13.560     550,066         2.33           -            -         -           -
 1995                    28,309       11.339     322,284         2.37           -            -         -           -

Templeton Global Income Securities Fund
December 31,
 1999                     4,226       16.635      70,284         2.05         657       16.472    10,843           2.14
 1998                     6,976       17.905     124,899         2.03         651       17.746    11,582           2.12
 1997                     9,434       16.957     159,973         2.02         393       16.821     6,620           2.11
 1996                    11,857       16.781     198,968         2.01           -            -         -           -
 1995                    14,181       15.522     220,143         2.04           -            -         -           -

Templeton International Equity Fund
December 31,
 1999                    27,313       23.022     628,777         2.30       4,164       22.858    95,194           2.39
 1998                    44,256       18.437     815,915         2.28       4,427       18.322    81,113           2.37
 1997                    58,179       17.711   1,030,420         2.29       3,122       17.617    55,008           2.38
 1996                    64,375       16.081   1,036,583         2.29           -            -         -           -
 1995                    59,883       13.263     794,670         2.32           -            -         -           -

Templeton International Smaller Companies Fund
December 31,
 1999                     1,034       11.441      11,825         2.51         865       11.403     9,864           2.60
 1998                     1,533        9.364      14,354         2.50         967        9.342     9,037           2.59
 1997                     1,998       10.825      21,626         2.46         792       10.809     8,557           2.55
 19963                    1,388       11.145      15,527         2.18+          -            -         -          -



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                              Ratio of
                        Accumulation                         Expenses     Accumulation                             Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto   Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)   Net Assets*
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Pacific Growth Fund
December 31,
 1999                     7,066      $10.915     $77,144         2.48%      1,041      $10.838   $11,295           2.57%
 1998                    10,669        8.078      86,200         2.50         655        8.028     5,274           2.59
 1997                    15,833        9.431     149,327         2.43         379        9.381     3,566           2.52
 1996                    22,061       14.932     330,159         2.39           -            -         -          -
 1995                    22,483       13.630     306,843         2.41           -            -         -          -

USAllianz VIP Diversified Assets Fund
December 31,
 19991                        9       10.170          88         2.40+          1       10.168        15           2.49+

USAllianz VIP Fixed Income Fund
December 31,
 19991                       13        9.751         124         2.15+          1        9.749         5           2.24+

USAllianz VIP Growth Fund
December 31,
 19991                       21       10.733         226         2.30+         10       10.731       105           2.39+

* For the year ended  December 31,  including  the effect of the expenses of the underlying  funds.
+  Annualized.
1  Period  from  November  12,  1999  (fund commencement)   to  December   31,  1999.
2  Period  from  May  1,  1998  (fund commencement)   to  December   31,  1998.
3  Period  from  May  1,  1996  (fund commencement)  to  December  31,  1996.
4  Period  from  November  1, 1995 (fund commencement)  to  December  31,  1995.
5  Period  from  November  8, 1996 (fund commencement)   to  December   31,  1996.
6  Period  from  May  1,  1995  (fund commencement) to December 31, 1995.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period from January 5, 1999 (product inception) to December 31, 1999 follows.

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund
December 31, 1999             5      $39.861        $213         1.92%          7      $39.011      $275           2.12%

Franklin Global Health Care Securities Fund
December 31, 1999             3        9.626          33         2.22           5        9.594        50           2.42

Franklin Growth and Income Fund
December 31, 1999            21       26.792         545         1.90           9       26.220       238           2.10

Franklin High Income Fund
December 31, 1999            20       21.405         429         1.94           1       20.949        18           2.14

Franklin Income Securities Fund
December 31, 1999            49       24.923       1,206         1.90           4       24.391        92           2.10

Franklin Large Cap Growth Securities Fund
December 31, 1999            19       20.337         392         2.17           7       20.188       144           2.37

Franklin Money Market Fund
December 31, 1999           562       15.225       8,557         1.94           1       14.901        16           2.14

Franklin Natural Resources Securities Fund
December 31, 1999             5       11.374          62         2.07           -       11.131         6           2.27

Franklin Real Estate Fund
December 31, 1999            20       21.919         429         1.98           1       21.452        14           2.18

Franklin Rising Dividends Securities Fund
December 31, 1999            18       19.156         340         2.16          11       18.857       206           2.36

Franklin Small Cap Fund
December 31, 1999            32       28.565         904         2.17           3       28.328        79           2.37

Franklin U.S. Government Fund
December 31, 1999            87       19.049       1,647         1.92          12       18.643       217           2.12

Franklin Value Securities Fund
December 31, 1999            14        7.749         108         2.21           3        7.753        21           2.41

Mutual Discovery Securities Fund
December 31, 1999            20       13.779         275         2.42          10       13.692       136           2.62

Mutual Shares Securities Fund
December 31, 1999            65       13.362         875         2.19           8       13.278       100           2.39

Templeton Developing Markets Equity Fund
December 31, 1999            21       12.331         253         2.82           7       12.189        89           3.02

Templeton Global Asset Allocation Fund
December 31, 1999             2       17.693          36         2.22           1       17.527        16           2.42

Templeton Global Growth Fund
December 31, 1999            51       19.717       1,012         2.29          15       19.490       313           2.49

Templeton Global Income Securities Fund
December 31, 1999            25       17.033         435         2.06           -       16.670         6           2.26



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                               Ratio of
                        Accumulation                         Expenses     Accumulation                              Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto     Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands      Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton International Equity Fund
December 31, 1999           124      $23.368      $2,895         2.32%         14      $23.004      $303           2.52%

Templeton International Smaller Companies Fund
December 31, 1999             -       11.547           4         2.53           4       11.462        51           2.73

Templeton Pacific Growth Fund
December 31, 1999             6       11.121          63         2.51           4       10.948        48           2.71

* For the year ended December 31, including the effect of the expenses of the underlying funds.







                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 1999 and 1998

Allianz Life Insurance Company of North America
And Subsidiaries
Independent Auditors' Report

The Board of Directors

Allianz Life Insurance Company of North America and subsidiaries:
We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive
(loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

                                                                       KPMG LLP



February 7, 2000




Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets

December 31, 1999 and 1998 (in thousands)

  Assets                                                                                    1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at fair value                                                     $ 4,582,350        2,538,291
   Equity securities, at fair value                                                       675,541           512,404
   Mortgage loans on real estate                                                          528,933           457,128
   Certificates of deposit and short-term securities                                      139,571           166,366
   Policy loans                                                                            46,573             7,118
   Real estate                                                                            154,063            80,637
   Options                                                                                 68,217            15,109
   Investment in equity investments                                                         3,045            80,928
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                                  6,198,293         3,857,981
Cash                                                                                       58,110            67,195
Accrued investment income                                                                  73,774            36,649
Receivables (net of allowance for uncollectible accounts of
 $3,395 in 1999 and $3,254 in 1998)                                                       310,866           323,971
Reinsurance recoverable:
   Funds held on deposit                                                                1,151,941         1,170,170
   Recoverable on future policy benefit reserves                                        3,330,612         1,191,098
   Recoverable on unpaid claims                                                           405,086           293,179
   Receivable on paid claims                                                               74,483            24,986
Goodwill (net of accumulated amortization of $3,847 in 1999)                              304,561                 0
Value of business acquired                                                                210,363                 0
Deferred acquisition costs                                                                801,763           930,059
Other assets                                                                               55,811            35,755
Federal income tax recoverable                                                             10,484             4,060
------------------------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                        12,986,147         7,935,103
Separate account assets                                                                 8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets (continued)

December 31, 1999 and 1998 (in thousands)

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Liabilities Future benefit reserves:

      Life                                                                            $ 1,874,904         1,445,844
      Annuity                                                                           7,796,583         3,588,491
   Policy and contract claims                                                             927,915           770,846
   Unearned premiums                                                                       49,013            53,778
   Reinsurance payable                                                                    212,239           129,397
   Deferred income on reinsurance                                                         186,888           106,065
   Deferred income taxes                                                                   51,356           257,903
   Accrued expenses                                                                       108,232            91,631
   Commissions due and accrued                                                             55,904            41,000
   Other policyholder funds                                                                77,782            20,586
   Other liabilities                                                                       98,251            89,038
------------------------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                         11,439,067         6,594,579
   Separate account liabilities                                                         8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                              19,927,471        16,509,729
------------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
   Common stock, $1 par value, 20 million shares authorized, issued and outstanding        20,000            20,000
   Additional paid-in capital                                                             830,274           407,088
   Retained earnings                                                                      632,320           673,857
   Accumulated other comprehensive income                                                  64,486           239,579
------------------------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                      1,547,080         1,340,524
Commitments and contingencies (notes 7 and 12)
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Operations

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $  447,026          416,199           339,841
   Other life policy considerations                                       31,786           52,668            83,816
   Annuity considerations                                                239,070          222,632           219,262
   Accident and health premiums                                          843,906          773,570           747,718
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                 1,561,788        1,465,069         1,390,637
   Premiums and annuity considerations ceded                             478,239          411,316           438,018
------------------------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                1,083,549        1,053,753           952,619
   Investment income, net                                                274,860          217,066           162,350
   Realized investment gains                                             112,253           89,226            61,488
   Other                                                                  72,301           78,174            53,760
------------------------------------------------------------------------------------------------------------------------------------
     Total revenue                                                     1,542,963        1,438,219         1,230,217
------------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                               382,464          461,891           336,090
   Annuity benefits                                                      243,398          251,463           206,189
   Accident and health insurance benefits                                765,257          623,640           566,746
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits                                                    1,391,119        1,336,994         1,109,025
   Benefit recoveries                                                    443,441          501,719           426,607
------------------------------------------------------------------------------------------------------------------------------------
        Net benefits                                                     947,678          835,275           682,418
   Commissions and other agent compensation                              304,816          322,697           310,665
   General and administrative expenses                                   162,798          116,007           106,744
   Taxes, licenses and fees                                               26,292           15,848            20,605
   Amortization of goodwill                                                3,847                0                 0
   Amortization of value of business acquired, net of interest credited    4,161                0                 0
   Change in deferred acquisition costs, net                             129,142           (2,979)          (63,742)
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                       1,578,734        1,286,848         1,056,690
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income from operations before income taxes                   (35,771)         151,371           173,527
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:   Current                                   63,371           48,410            31,571
   Deferred                                                              (73,727)           2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                  (10,356)          51,232            59,854
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income before cumulative effect of change in accounting      (25,415)         100,139           113,673
Cumulative effect of change in accounting, net of tax benefit of $8,682  (16,122)               0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Net (loss) income                                                $  (41,537)         100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Comprehensive (Loss) Income

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                     $  (41,537)          100,139          113,673
------------------------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) gain:

   Foreign currency translation adjustments, net of tax                    1,461            (1,761)            (975)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized (losses) gains on fixed maturities and equity securities:  Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of
$(55,781), $57,703 and $71,594 in 1999, 1998,

and 1997, respectively                                                  (103,590)          107,162          132,961
Reclassification adjustment for gains included in net income, net of tax expense of $39,289, $30,627, and $21,588 in 1999, 1998, and 1997,
 respectively                                                             72,964           56,879            40,093
------------------------------------------------------------------------------------------------------------------------------------
        Total unrealized holding (losses) gains                         (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------

        Total other comprehensive (loss) income                         (175,093)          48,522            91,893
------------------------------------------------------------------------------------------------------------------------------------

        Total comprehensive (loss) income                             $ (216,630)         148,661            205,566
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
   Balance at beginning and end of year                               $   20,000           20,000            20,000
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock:
   Balance at beginning of year                                                0           25,000            25,000
   Redemption of stock during the year                                         0           (25,000)               0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                    0                0            25,000
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:   Balance at beginning of year               407,088          407,088           407,088
   Capital contribution                                                  423,186                0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              830,274          407,088           407,088
------------------------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                          673,857          574,447           462,925
   Net income                                                             41,537)         100,139           113,673
   Cash dividend to stockholder                                                0             (729)          (2,151)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              632,320          673,857           574,447
------------------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income: Accumulated unrealized holding gain:

     Balance at beginning of year                                        245,788          195,505           102,637
     Net unrealized gain (loss) on investments
        during the year, net of deferred federal income taxes           (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               69,234          245,788           195,505
Accumulated unrealized foreign currency (loss):
   Balance at beginning of year                                           (6,209)          (4,448)           (3,473)
   Net unrealized gain (loss) on foreign currency
     translation during the year, net of deferred federal income taxes     1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive income                           64,486          239,579           191,057
------------------------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $1,547,080        1,340,524         1,217,592
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows

December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
   Net (loss) income                                                  $   (41,537)        100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------
   Adjustments to reconcile  net (loss) income to net cash (used in) provided by operating activities:

        Realized investment gains                                        (112,253)         (89,226)          (61,488)
        Deferred federal income tax expense                               (82,409)           2,822            28,283
        Charges to policy account balances                                (66,945)        (104,681)         (148,159)
        Interest credited to policy account balances                      251,303          262,956           251,182
        Change in:
          Accrued investment income                                        (1,921)           1,696            (2,215)
          Receivables                                                      17,873          (61,295)         (107,398)
          Reinsurance recoverable                                        (435,498)        (162,959)       (1,205,410)
          Deferred acquisition costs                                      128,296           (2,979)          (63,742)
          Future benefit reserves                                        (136,722)          25,183           138,370
          Policy and contract claims and other policyholder funds         184,939          154,213            92,230
          Unearned premiums                                                (4,765)           3,610            17,992
          Reinsurance payable                                              13,820           17,713            68,725
          Current tax recoverable                                          (6,424)          16,701            (8,306)
          Accrued expenses and other liabilities                          (31,349)          14,797            12,113
          Commissions due and accrued                                       5,627            1,483             2,414
        Depreciation and amortization                                      (5,917)         (12,711)          (13,312)
        Equity in earnings of equity investments                             (690)          (2,207)                0
        Other, net                                                         (1,151)              94                18
------------------------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                (284,186)          65,210          (998,703)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities              (325,723)         165,349          (885,030)
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities                 $  (325,723)         165,349          (885,030)
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturities                                        (1,171,682)      (1,256,653)       (1,748,950)
   Purchase of equity securities                                         (404,985)      (1,518,096)       (1,699,847)
   Purchase of real estate                                                (66,502)         (36,367)           (8,398)
   Purchase of options                                                    (32,617)         (11,503)           (3,482)
   Funding of mortgage loans                                             (114,840)        (168,870)         (103,626)
   Sale of fixed maturities                                             1,123,115        1,460,969         1,921,534
   Matured fixed maturities                                                21,280           28,152             1,150
   Sale of equity securities                                              385,559        1,560,695         1,691,789
   Sale of real estate                                                          0            7,103               551
   Repayment of mortgage loans                                             41,355           29,105            29,520
   Net change in certificates of deposit and short-term securities         38,121          (49,242)           87,848
   Purchase of Life USA, net of cash acquired                            (370,881)         (79,091)                0
   Other                                                                   (5,438)          (5,489)           94,126
------------------------------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided by investing activities                   (557,515)         (39,287)          262,215
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:

   Policyholders' deposits to account balances                         1,033,877          864,446           748,430
   Policyholders' withdrawals from account balances                      (663,733)        (562,667)         (524,579)
   Change in assets held under reinsurance agreements                      80,823            7,876           150,526
   Funds (repaid) borrowed on dollar reverse repurchase agreements, net         0         (369,664)          239,468
   Capital contribution                                                   423,186                0                 0
   Redemption of preferred stock                                                0          (25,000)                0
   Cash dividends paid                                                          0             (729)           (2,151)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                    874,153          (85,738)          611,694
------------------------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (9,085)          40,324           (11,121)
Cash at beginning of year                                                  67,195           26,871            37,992
------------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $   58,110           67,195             26,871
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Supplemental disclosures of noncash transactions:
   Fair value of assets acquired in acquisition of LifeUSA:

     Fixed maturities                                                 $ 2,283,214                0                 0
     Equity securities                                                    21,358                 0                 0
     Certificates of deposit and short-term securities                    11,285                 0                 0
     Policy loans                                                         37,618                 0                 0
     Options                                                              20,491                 0                 0
     Cash                                                                 62,767                 0                 0
     Accrued investment income                                            35,204                 0                 0
     Receivables (net of allowance for uncollectible accounts of $145)     4,768                 0                 0
     Recoverable on future policy benefit reserves - annuity           3,023,377                 0                 0
     Deferred tax asset                                                   29,825                 0                 0
     Other assets                                                         21,291                 0                 0

   Liabilities assumed in acquisition of LifeUSA:

     Future policy benefit reserves - annuity                          5,395,155                 0                 0
     Reinsurance payable                                                  69,022                 0                 0
     Accrued expenses                                                     14,611                 0                 0
     Commissions due and accrued                                           9,277                 0                 0
     Other policyholder funds                                             29,729                 0                 0
     Other liabilities                                                    42,552                 0                 0


See accompanying notes to consolidated financial statements.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1999 net revenues and considerations, 36%, 18% and 46% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies, third party marketing organizations and with independent agents. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Life USA Holding, Inc. (Life USA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of Life USA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance
Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 1999 is summarized below.

Balance, beginning of year$  0
Additions              214,524
Interest                 1,975
Amortization           (6,136)
                        ------
Balance, end of year   210,363
                        ------

The  amortization  of the VOBA in each of the next five years is expected to be:
2000 - $21,491;  2001 -  $20,123;  2002 -  $18,329;  2003 - $18,105;  and 2004 -
$16,958.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill is amortized on a straight-line basis over 20 years. The value of VOBA and goodwill will be monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $312,036, $202,644, and $219,266, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $164,045 and $116,197, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 1999, management believes a proper hedge exists.

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in annuity benefits on the consolidated statement of operations to offset increases in the future policy benefits liability recorded for the index benefit.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

     In 1998, the Company  adopted  Statement of Financial  Accounting  Standard
(SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.


Accounting Pronouncements to be Adopted

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(2) Business Combination

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of Life USA that it did not already own for approximately $423 million in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements include only the results of Life USA's operations from the date of acquisition. The value of business acquired was approximately $215 million and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308 million has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7 million were recorded related to the acquisition of Life USA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and Life USA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occurred on January 1, 1998.

                                          Unaudited
                                   1999              1998
------------------------------------------------------------------------------
Total revenue                 $ 1,766,792         1,654,531
Net (loss) income                 (44,624)          103,236
------------------------------------------------------------------------------

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

In 1998, the Company accounted for its investment in Life USA under the equity method of accounting and carried its investment at cost, adjusted for its share of Life USA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity was to be amortized on a straight-line basis over ten years. As of December 31, 1998, the company held 21.41% of the outstanding common stock of Life USA with an approximate market value of $68,290. The carrying value of the Life USA investment at year-end 1998 was $80,928, which was $20,983 higher than the equity in net assets of $59,945.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments

Investments at December 31, 1999 consist of:

                                                                                                             Amount
                                                                                                            shown on

                                                                         Amortized        Estimated       consolidated
                                                                           cost             fair             balance
                                                                          or cost           value             sheet
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. government                                                    $  294,587          291,996           291,996
   States and political subdivisions                                      57,378           52,452            52,452
   Foreign government                                                    172,877          169,686           169,686
   Public utilities                                                      227,934          220,602           220,602
   Corporate securities                                                2,981,913        2,873,327         2,873,327
   Mortgage backed securities                                            345,794          347,235           347,235
   Collateralized mortgage obligations                                   634,680          627,052           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $4,715,163        4,582,350         4,582,350
------------------------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                22,935           23,831            23,831
     Industrial and miscellaneous                                        413,279          651,710           651,710
------------------------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $  436,214          675,541           675,541
------------------------------------------------------------------------------------------------------------------------------------
Other investments:
   Mortgage loans on real estate                                         528,933            XXXXXX          528,933
   Certificates of deposit and short-term securities                     139,571            XXXXXX          139,571
   Policy loans                                                           46,573            XXXXXX           46,573
   Real estate                                                           154,063            XXXXXX          154,063
   Options                                                                51,131            XXXXXX           68,217
   Investment in equity investments                                        3,045            XXXXXX            3,045
------------------------------------------------------------------------------------------------------------------------------------
     Total other investments                                          $  923,316            XXXXXX          940,402
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                $6,074,693            XXXXXX        6,198,293
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains,  gross unrealized losses and estimated fair values of securities are as follows:

                                                          Amortized        Gross            Gross           Estimated
                                                            cost        unrealized       unrealized           fair
                                                           or cost         gains           losses             value
------------------------------------------------------------------------------------------------------------------------------------
1999:

   U.S. Government                                     $  294,587          3,340            5,931           291,996
   States and political subdivisions                       57,378              0            4,926            52,452
   Foreign government                                     172,877            334            3,525           169,686
   Public utilities                                       227,934             20            7,352           220,602
   Corporate securities                                 2,981,913          3,902          112,488         2,873,327
   Mortgage backed securities                             345,794          5,026            3,585           347,235
   Collateralized mortgage obligations                    634,680          2,126            9,754           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             4,715,163         14,748          147,561         4,582,350
   Equity securities                                      436,214        289,441           50,114           675,541
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $5,151,377        304,189          197,675         5,257,891
------------------------------------------------------------------------------------------------------------------------------------
1998:

   U.S. Government                                     $  274,813         36,717              234           311,296
   States and political subdivisions                       94,640          6,481                0           101,121
   Foreign government                                      34,652          2,079                0            36,731
   Public utilities                                        66,236          5,948              202            71,982
   Corporate securities                                 1,441,359         67,234            9,891         1,498,702
   Mortgage backed securities                             401,505         26,799                0           428,304
   Collateralized mortgage obligations                     80,599         10,141              585            90,155
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             2,393,804        155,399           10,912         2,538,291
   Equity securities                                      278,753        245,913           12,262           512,404
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $2,672,557        401,312           23,174         3,050,695
------------------------------------------------------------------------------------------------------------------------------------

The changes in unrealized (losses) gains on fixed maturity securities were $(277,300),  $22,170,  and $58,422 in each of the years ended December 31, 1999, 1998 and 1997, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $5,676,
$55,188, and $84,718 for the years ended December 31, 1999, 1998 and 1997, respectively.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

The amortized cost and estimated  fair value of fixed  maturities at December 31, 1999, by  contractual  maturity,  are shown below.  Expected  maturities  will differ  from  contractual  maturities  because  borrowers  may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          Amortized         Estimated
                                                                                            cost           fair value
------------------------------------------------------------------------------------------------------------------------------------
   Due in one year or less                                                             $  102,823           102,554
   Due after one year through five years                                                1,055,901         1,037,031
   Due after five years through ten years                                               1,279,988         1,243,845
   Due after ten years                                                                  1,295,977         1,224,633
   Mortgage backed securities and collateralized mortgage obligations                     980,474           974,287
------------------------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $4,715,163         4,582,350
------------------------------------------------------------------------------------------------------------------------------------

Gross gains of $151,920,  $105,723,  and $70,335 and gross losses of $39,717,  $18,217,  and $8,654 were realized on sales of securities in 1999, 1998 and 1997, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                           $    (4,474)         30,299            40,268
Equity securities                                                         116,677          57,207            21,413
Mortgage loans                                                             (1,680)           ,320)             (982)
Real estate                                                                   331           3,133               635
Other                                                                        (601)            93)               154
------------------------------------------------------------------------------------------------------------------------------------
     Net gains before taxes                                               112,253          89,226            61,488
Tax expense on net realized gains                                          39,257          31,229            21,521
------------------------------------------------------------------------------------------------------------------------------------
     Net gains after taxes                                            $    72,996           7,997            39,967
------------------------------------------------------------------------------------------------------------------------------------

     The valuation allowances on mortgage loans at December 31, 1999, 1998 and 1997 and the changes in the allowance for the years then ended are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                     $    9,599             8,279              7,279
   Charged to operations                                                   1,680             1,320             1,000
   Recoveries                                                                  0                0                  0
------------------------------------------------------------------------------------------------------------------------------------
End of Year                                                           $   11,279             9,599             8,279
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $  212,992          155,397           211,335
   Mortgage loans                                                         40,011           34,449            25,232
   Policy loans                                                              737              497             6,526
   Short-term investments                                                  1,823           15,022            12,804
Dividends:
   Preferred stock                                                           212              668               748
   Common stock                                                            5,259            5,190             4,603
Interest on assets held by reinsurers                                      8,097            8,272             8,858
Rental income on real estate                                              13,356            7,505             5,657
Other invested assets                                                      6,405            1,132             3,781
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income                                             288,892          228,132           279,544

Investment expenses related to coinsurance agreements (note 8)             2,660            2,689            98,417
Investment expenses                                                       11,372            8,377            18,777
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $  274,860          217,066           162,350
------------------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998,  the Company  entered into mortgage  backed  security  reverse  repurchase  transactions
("dollar rolls") with certain  securities  dealers.  Under this program,  the Company sold certain  securities for delivery in the current  month and  simultaneously  contracted  with the same dealer to repurchase  similar,  but not  identical,  securities on a specified future date. The Company gave up the right to receive  principal and interest on the securities sold. As of December 31,
1999 and 1998 there were no outstanding  amounts under the Company's  dollar roll program.  Average  balances  outstanding for the first two months of 1998 were $120,525 and weighted average interest rates were 6.5%. The maximum balance  outstanding during 1998 was $120,525. No dollar rolls were transacted in 1999.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(4) Summary Table of Fair Value Disclosures

                                                                   1999                               1998
------------------------------------------------------------------------------------------------------------------------------------
                                                          Carrying         Fair           Carrying            Fair
                                                           Amount          Value           Amount             Value
                                                           -------         -----           -------            -----
Financial assets

------------------------------------------------------------------------------------------------------------------------------------
   Fixed maturities, at market:
     U.S. Government                                   $  291,996        291,996          311,296           311,296
     States and political subdivisions                     52,452         52,452          101,121           101,121
     Foreign governments                                  169,686        169,686           36,731            36,731
     Public utilities                                     220,602        220,602           71,982            71,982
     Corporate securities                               2,873,327      2,873,327        1,546,342         1,546,342
     Mortgage backed securities                           347,235        347,235          380,664           380,664
     Collateralized mortgage obligations                  627,052        627,052           90,155            90,155
   Equity securities                                      675,541        675,541          512,404           512,404
   Mortgage loans                                         528,933        530,033          457,128           495,202
   Short term investments                                 139,571        139,571          166,366           166,366
   Policy loans                                            46,573         46,573            7,118             7,118
   Options                                                 68,217         68,217           15,109            15,109
   Investment in equity investments                         3,045          4,286           80,928            68,290
   Receivables                                            310,866        310,866          323,971           323,971
   Separate accounts assets                             8,488,404      8,488,404        9,915,150         9,915,150

Financial liabilities

------------------------------------------------------------------------------------------------------------------------------------
   Investment contracts                                 7,609,726      7,208,876        3,645,657         3,035,787
   Separate account liabilities                         8,488,404      8,361,112        9,915,150         9,765,791
------------------------------------------------------------------------------------------------------------------------------------

     See Note 1 "Summary of Significant  Accounting  Policies" for description of the methods and significant  assumptions used to estimate fair values.

(5) Receivables

Receivables at December 31 consist of the following:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $  264,685           270,657
Agents balances                                                                             4,809            10,088
Related party receivables                                                                   2,230             3,852
Reinsurance commission receivable                                                           9,304             8,022
Scholarship enrollment fees                                                                14,125            12,010
Due from administrators                                                                     4,550            13,271
Other                                                                                      11,163             6,071
------------------------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $  310,866            323,971
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(6) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given  accident year is gradually  reduced as new  information  emerges each  succeeding  year,  thereby  allowing more reliable re-evaluations of such reserves.  While management  believes that reserves as of December 31, 1999 are adequate,  uncertainties in the  reserving  process  could cause such  reserves to develop  favorably  or  unfavorably  in the near term as new or  additional information  emerges.  Any  adjustments to reserves are reflected in the operating  results of the periods in which they are made.
Movements in reserves,  which are small  relative to the amount of such  reserves,  could  significantly  impact  future  reported earnings of the Company.

Activity in the accident and health claims  reserves,  exclusive of long term care,  hospital  indemnity and AIDS reserves of
$19,542, $9,918, and $12,479 in 1999, 1998 and 1997, respectively, is summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $128,764, $141,033, and $124,320                   $  366,425          312,886           273,813
Adjustment primarily related to commutation of block of business         (53,585)               0                 0
Incurred related to:
   Current year                                                          431,279          417,042           346,901
   Prior years                                                             3,264           (12,217)          (12,087)
------------------------------------------------------------------------------------------------------------------------------------
Total incurred                                                           434,543          404,825           334,814
------------------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                          193,341          204,100           150,942
   Prior years                                                           185,696          147,186           144,798
------------------------------------------------------------------------------------------------------------------------------------
 Total paid                                                              379,037          351,286           295,740
------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $175,142, $128,764, and $141,033                   $  368,346          366,425            312,887
------------------------------------------------------------------------------------------------------------------------------------

The Company incurred  additional losses in 1999 on prior year incurred claims primarily on its reinsurance  assumed (non-HMO)
business.  Due to lower than anticipated  losses related to prior years,  the provision for claims and claim  adjustment  expenses decreased in 1998 and 1997.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance

In the normal  course of business,  the Company  seeks to limit its  exposure to loss on any single  insured and to recover a portion of benefits paid by ceding risks under excess  coverage and  coinsurance  contracts.  The Company  retains a maximum of $1 million  coverage per individual  life.  Reinsurance  contracts do not relieve the Company from its obligations to  policyholders.
Failure of  reinsurers  to honor their  obligations  could result in losses to the Company.  The Company  evaluates  the financial condition of its  reinsurers  and monitors  concentrations  of credit risk to minimize  its  exposure to  significant  losses from reinsurer insolvencies.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           Percentage

                                                           Assumed         Ceded                            of amount
                                            Direct       from other      to other            Net             assumed
Year ended                                  amount        companies      companies         amount            to net
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $36,994,161    129,809,733     24,174,006      142,629,888              91.0%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   205,208         273,604         67,069          411,743              66.5%
   Annuities                              199,341          39,729         95,232          143,838              27.6%
   Accident and health                    541,847         302,059        315,938          527,968              57.2%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  946,396         615,392        478,239        1,083,549              56.8%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $34,118,554     98,832,792     19,483,581      113,467,765              87.1%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   244,416         224,451         93,812          375,055              59.8%
   Annuities                              220,812           1,820         50,385          172,247               1.1%
   Accident and health                    479,237         294,333        267,119          506,451              58.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  944,465         520,604        411,316        1,053,753              49.4%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $32,234,241     72,682,842     19,873,094       85,043,989              85.5%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   252,859         170,798        110,579          313,078              54.6%
   Annuities                              217,353           1,910         30,789          188,474               1.0%
   Accident and health                    436,105         311,612        296,650          451,067              69.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  906,317         484,320        438,018          952,619              50.8%
------------------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1999 are $2,095,817 and $849,279 recoverable from two insurers who, as of
December 31, 1999, were both rated A+ by A.M.  Best's  Insurance  Reports.  A contingent  liability  exists to the extent that the
Company's reinsurers are unable to meet their contractual obligations.  Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Of the amounts ceded to others, the Company ceded life insurance inforce of $3,387,592,  $2,067,664,  and $1,163,533 in 1999,
1998 and  1997,  respectively,  and life  insurance  premiums  earned  of  $6,008,  $4,165,  and  $2,538  in 1999,  1998 and 1997,
respectively,  to its ultimate  parent  Allianz AG. The Company also ceded  accident and health  premiums  earned to Allianz AG of
$3,131, $2,817, and $2,467 in 1999, 1998 and 1997.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance (Continued)

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, $1,200 was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000, which support the business. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, 1998 and 1997 $14,996, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes

Income Tax (Benefit) Expense

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

   Current tax expense                                                $   63,371           48,410            31,571
   Deferred tax (benefit) expense                                         (73,727)          2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations             (10,356)         51,232            59,854
Tax benefit due to cumulative effect of change in accounting               (8,682)              0                 0
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to net income             (19,038)         51,232            59,854
Income tax effect on equity:
   Income tax allocated to stockholder's equity:

     Attributable to unrealized gains and losses for the year             (94,283)         26,127            49,748
------------------------------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                                     $  (113,321)         77,359           109,602
------------------------------------------------------------------------------------------------------------------------------------


Components of Income Tax (Benefit) Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense  reported in the consolidated  statements of operations for the respective years ended December 31 as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense computed at the statutory rate           $   (12,520)         52,980            60,735
Dividends received deductions and tax-exempt interest                      (2,605)         (3,294)           (2,792)
Foreign tax                                                                (1,014)           (133)              916
Interest on tax deficiency                                                    800             900             1,100
Goodwill amortization                                                       1,365               0                 0
Other                                                                       3,618             779              (105)
------------------------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $  (10,356)          51,232             59,854
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes (Continued)


Components of Deferred Tax Assets and  Liabilities on the Balance Sheet Tax effects of temporary  differences  giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Provision for post retirement benefits                                              $    2,286             2,223
   Allowance for uncollectible accounts                                                       929               929
   Policy reserves                                                                        282,573           173,414
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                            285,788           176,566
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                             219,869           272,815
   Net unrealized gain                                                                     25,701           128,883
   Value of business acquired                                                              73,627                 0
   Other                                                                                   17,947            32,771
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                       337,144           434,469
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $   51,356            257,903
------------------------------------------------------------------------------------------------------------------------------------

Although  realization  is not assured,  the Company  believes it is not necessary to establish a valuation  allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized  principally  through future reversals of existing taxable  temporary  differences and future taxable income.  The amount of the deferred tax asset  considered  realizable, however,  could be reduced in the near term if estimates of future reversals of existing taxable temporary  differences and future taxable income are reduced.

The Company and its subsidiaries,  with the exception of Life USA Insurance Company,  files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries.  The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability  pursuant to United States Treasury  Department  regulations.
The Company and each of its insurance  subsidiaries  generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $57,121,  $30,808, and $39,914 in 1999, 1998 and 1997, respectively.  At December 31, 1999 and 1998 the Company had a tax recoverable from AZOA of $3,251 and $3,030, respectively.

At December 31, 1999 and 1998,  the Company had a tax  recoverable  separate  from the  agreement  with AZOA in the amount of
$7,233 and $1,030,  respectively.  These amounts are for foreign taxes and Life USA taxes recoverable prior to the purchase by the
Company.


24

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)



(9) Related Party Transactions

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company  reimbursed AZOA $3,582,  $2,495, and $2,519 in 1999, 1998 and 1997,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $581 and $490 at December 31, 1999 and 1998, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $902, $1,291 and $2,826 in 1999, 1998 and 1997, respectively. The Company's liability for data center and other system support charges was $157 and $345 at December 31, 1999 and 1998, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. The Company had 25 million shares of Series A preferred stock outstanding until March 1998, which was held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock.

 (10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $2,025, $756, and $810 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $980, $868, and $1,057 in 1999, 1998 and 1997, respectively, toward planned contributions.

Employees of Life USA also participated in a defined contribution plan, which will be merged with the Allianz Plan effective January 1, 2000. Total Company contributions made subsequent to October 1, 1999 were $329.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1999 and 1998 was $6,532 and $6,352, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations.  Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders.  Additionally, future life and annuity benefit reserves calculated for statutory  accounting do not include provisions for withdrawals.  The NAIC has completed a project to codify  statutory  accounting  practices,  the result of which will  constitute  the primary  source of
"prescribed"  statutory accounting practices.  Accordingly,  that project, which is currently in the process of state adoption and expected to be effective  January 1, 2001,  will change the definition of what comprises  prescribed  versus  permitted  statutory accounting  practices,  and may result in changes to existing  accounting  policies  insurance  enterprises  use to prepare  their statutory  financial  statements.  The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between  stockholder's  equity and net income reported in accordance with statutory  accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                          Stockholder's equity                           Net income
------------------------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $   873,617         654,371         97,768           35,188            72,343
Adjustments:
   Change in reserve basis                (289,261)       (226,145)       (80,952)           2,036           (99,981)
   Deferred acquisition costs              801,763         930,059       (128,296)           2,979            63,742
   Difference in accounting for
   purchase of Life USA                    340,675               0         (6,373)               0                 0
   Net deferred taxes                      (51,356)       (257,903)        82,409           (2,822)          (28,283)
   Statutory asset valuation reserve       236,210         178,011              0                0                 0
   Statutory interest maintenance reserve   43,786          48,697         (4,912)          14,361              7,994
   Modified coinsurance reinsurance              0          (2,358)             0           29,595             81,790
   Unrealized (losses) gains
   on investments                         (136,719)        158,391              0                0                 0
   Nonadmitted assets                        7,411          14,946              0                0                 0
   Deferred income on reinsurance         (186,888)       (106,065)             0                0                 0
   Other liabilities related
   to reinsurance                          (32,998)        (52,337)             0                0                 0
   Valuation allowance on mortgage loans   (11,279)         (9,599)        (1,680)          (1,320)           (1,000)
   Loss from non-insurance subsidiaries          0               0        (11,714)            (618)           (1,260)
   Other                                   (47,881)         10,456         11,613           20,740            18,327
------------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
      consolidated financial statements $1,547,080       1,340,524        (42,137)         100,139           113,672
------------------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum  statutory  capital and surplus  requirements.  The Company's  statutory  capital and surplus as of December 31, 1999 and 1998 were in compliance with these  requirements.  The maximum amount of dividends that can be paid by Minnesota  insurance  companies to  stockholders  without  prior  approval of the  Commissioner  of Commerce is subject to restrictions relating to statutory earned surplus,  also known as unassigned funds.  Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement,  minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash  dividends of not more than the greater of 10% of its  beginning of the year  statutory  surplus in any year, or the net gain from operations of the insurer,  not including  realized gains,  for the 12-month period ending the 31st day of the next preceding year. In 1998, the Company paid AZOA dividends on preferred  stock in the amount $729. A common stock dividend of $551 was paid in
1997. Dividends of $49,391 could be paid in 2000 without prior approval of the Commissioner of Commerce.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions (Continued)


Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                           Ratio of total adjusted capital to
                           authorized control level risk-based
      Regulatory Event       capital (less than or equal to)
        -------------             ---------------------

    Company action level     2 (or 2.5 with negative trends)
   Regulatory action level                 1.5
  Authorized control level                  1
   Mandatory control level                 0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(13) Foreign Currency Translation

The net assets of the Company's  foreign  operations are translated into U.S.  dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation  adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                $    (6,209)          (4,448)           (3,473)
------------------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
translation adjustments                                                     2,248           (2,710)           (1,500)
Amount of income tax (expense) benefit for period
related to aggregate adjustment                                              (787)             949               525
------------------------------------------------------------------------------------------------------------------------------------
   Net aggregate translation included in equity                             1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                   $    (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                              0.6924           0.6535            0.6992
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information

     The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:

                                                                             As of December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Future policy                          Other
                                                          Deferred       benefits,                           policy
                                                           policy         losses,                          claims and
                                                         acquisition    claims and        Unearned          benefits
                                                            costs      loss expense       premiums           payable
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                                   $  231,927      1,874,904            3,049           116,569
Annuities                                                 561,966      7,728,072                0             1,771
Accident and health                                         7,870              0           45,964           809,575
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  801,763      9,602,976           49,013           927,915
------------------------------------------------------------------------------------------------------------------------------------

1998:

Life                                                   $  217,262      1,445,844            3,859            97,647
Annuities                                                 694,388      3,588,491                0             1,727
Accident and health                                        18,409              0           49,919           671,472
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  930,059      5,034,335           53,778           770,846
------------------------------------------------------------------------------------------------------------------------------------

1997:

Life                                                   $  189,971      1,297,269            5,215            63,572
Annuities                                                 717,721      3,251,829                0             1,881
Accident and health                                        19,388              0           44,953           487,660
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  927,080      4,549,098           50,168           553,113
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information (Continued)

                                                              For the year ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                            Premium                      Benefits,       Net change
                                            revenue                       claims             in
                                           and other         Net        losses, and        policy             Other
                                           contract      investment     settlement       acquisition        operating
                                        considerations     income        expenses         costs (a)         expenses
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                   $  411,743          36,171        319,210           (14,665)         153,281
Annuities                                 143,838         211,432        163,329           133,268          166,715
Accident and health                       527,968          27,257        465,139            10,539          173,910
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,083,549         274,860        947,678           129,142          493,906
------------------------------------------------------------------------------------------------------------------------------------
1998:

Life                                   $  375,055          34,731        306,318           (27,291)         141,705
Annuities                                 172,247         158,458        135,356           23,333           151,719
Accident and health                       506,451          23,877        393,601              979           161,128
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,053,753         217,066        835,275            (2,979)         454,552
------------------------------------------------------------------------------------------------------------------------------------
1997:

Life                                   $  313,078          24,352        230,357           (14,363)          99,913
Annuities                                 188,474         118,028        124,535           (44,924)         186,789
Accident and health                       451,067          19,970        327,526            (4,455)         151,312
------------------------------------------------------------------------------------------------------------------------------------
                                       $  952,619         162,350        682,418           (63,742)         438,014
------------------------------------------------------------------------------------------------------------------------------------
(a)    See note 1 for total gross amortization.
